U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2016

Date of reporting period: July 1, 2015 through December 31, 2015

Item 1. Report to Stockholders

December 31, 2015

SEMI ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

TABLE OF CONTENTS (Unaudited)

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2015

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2015 (the “Reporting Period”), economic activity expanded at a moderate pace. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 2.0 percent in the third quarter. Real GDP increased at a 0.7 percent (advance estimate) annual rate in the fourth quarter. The U.S. economy expanded at a much slower pace in the fourth quarter as households tempered spending and businesses cut back on capital investment and made adjustments to inventories.

The Federal Reserve Board (“Fed”) increased the federal funds target rate range in December to 0.25 to 0.50 percent. The 25 basis point hike in the fed funds rate was the first rate increase since June of 2006. The Fed’s December statement reaffirmed that “it expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.” The Fed continued its existing policy of reinvesting principal payments from its holdings of agency debt and mortgage-backed securities in agency mortgage-backed securities and rolling over maturing Treasury securities at auction and indicated that it would continue this policy until normalization of interest rates is “well under way.”

Conditions in the labor market continued to gradually improve during the Reporting Period. The seasonally adjusted national unemployment rate was 5.0 percent in December. The labor participation rate remained at historically low levels. Average hourly earnings for all employees increased 2.5 percent over the twelve months ending in December. Activity in the housing sector showed mixed signs during the Reporting Period.

Key measures of inflation continued to trend lower during the second half of the year. The Consumer Price Index (CPI) increased at a 0.7 percent annual rate in December. The core CPI, which excludes food and energy prices, increased at a 2.1 percent annual rate in December. The Fed’s preferred inflation gauge, the Personal Consumption Expenditures Index (“PCE”), increased by 0.6 percent on a year-over-year basis in December. The core PCE increased at a 1.4 percent annual rate in December. Declining energy and commodity prices pushed inflation indices lower during the Reporting Period. Inflation measures continued to run well below the Fed’s longer-run objective of a 2.0 percent target rate. Longer-term inflation expectations also remained well anchored during the Reporting Period.

Treasury and tax-exempt bond yields declined during the Reporting Period with the long end of the yield moving the most. Tax-exempt yields on benchmark 10-year and 30-year AAA rated municipal securities declined by 36 and 46 basis points, respectively. Treasury yields also declined during the Reporting Period with benchmark 10-year and 30-year Treasuries declining by 8 and 11 basis points, respectively.

As bond yields declined, the prices of municipal bonds increased. Generally, longer-dated bonds performed better than shorter-dated bonds during the Reporting Period. The decline in yields was the result of a combination of factors including declining Treasury yields, favorable supply/demand patterns, improving credit quality at the state and local level, and historically low inflation rates. Conditions in the municipal bond market were generally stable. The prices of bonds issued by Puerto Rico, however, fluctuated significantly as the market attempted to digest the impact of a restructuring plan being proposed by the Commonwealth. We are pleased to report that none of our single-state municipal bond funds hold any Puerto Rican bonds.

i

State revenues generally continued to show positive trends during the Reporting Period. According to preliminary data compiled by the Rockefeller Institute, state tax revenue collections in forty-four early reporting states grew by 4.3 percent during the third quarter of 2015. States expect fiscal year 2016 to be a weaker year than 2015, primarily because of an anticipated slowdown in the growth of income and sales tax revenue. States benefited from the strong stock market in 2014, which led to strong income tax collections in fiscal 2015. The subsequent weakening of the stock market likely is contributing to states’ forecasts of slower income tax growth in 2016 and 2017. While the fiscal health of states and localities has continued to slowly improve, unfunded pension and healthcare obligations still present challenges for many jurisdictions.

A discussion of the performance of each of our funds for the six month period ended December 31, 2015 follows:

During the Reporting Period, longer-dated bonds outperformed shorter-dated bonds. As a general matter, this caused all of our Tax-Free Income Series funds to have total returns that were greater than those generated by the Short-to-Medium Series. The Barclays Capital Municipal Bond Index (“Index”) had a modified adjusted duration of 6.24 years as of December 31, 2015. The modified adjusted durations of each of our eight single-state municipal bond funds were shorter (in the case of the Short-to-Medium Series substantially shorter) than the Index which caused each of these funds (except the Mississippi Tax-Free Income Series) to underperform the Index. At the end of the Reporting period, the Mississippi Tax-Free Income Series had a slightly longer nominal maturity than the Index (16.24 years versus 13.11 years) which caused it to slightly outperform the Index.

The Kentucky Tax-Free Income Series achieved a total return of 2.55 percent during the Reporting Period compared to a total return of 3.18 percent for the Barclays Capital Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 1.59 percent during the Reporting Period compared to a total return of 3.18 percent for the Barclays Capital Municipal Bond Index.

The Tennessee Tax-Free Income Series achieved a total return of 2.75 percent during the Reporting Period compared to a total return of 3.18 percent for the Barclays Capital Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series achieved a total return of 1.49 percent during the Reporting Period compared to 3.18 percent for the Barclays Capital Municipal Bond Index.

The North Carolina Tax-Free Income Series achieved a total return of 3.00 percent during the Reporting Period compared to 3.18 percent for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 1.00 percent during the Reporting Period compared to 3.18 percent for the Barclays Capital Municipal Bond Index.

The Alabama Tax-Free Income Series achieved a total a total return of 2.77 percent during the Reporting Period compared to 3.18 percent for the Barclays Capital Municipal Bond Index.

The Mississippi Tax-Free Income Series achieved a total return of 3.42 percent during the Reporting Period compared to 3.18 percent for the Barclays Capital Municipal Bond Index.

The Intermediate Government Bond Series achieved a total return of 1.36 percent during the Reporting Period compared to 0.36 percent for the Barclays Capital U.S. Government Intermediate Bond Index. The modified adjusted duration of the fund is longer than the index which caused it to outperform versus the index.

The Taxable Municipal Bond Series achieved a total return of 3.00 percent during the Reporting Period compared to 2.69 percent for the Barclays Capital Taxable Municipal Bond Index. The nominal maturity of the fund was slightly longer than the index which caused it to outperform versus the index.

It should be noted that the aforementioned Barclays Capital indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

We appreciate your confidence in Dupree Mutual Funds. Thank you for investing with us.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2015. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments as of December 31, 2015

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	3.02%
Aa/AA	87.83%
A	8.79%
Baa/BBB	0.00%
Not Rated	0.36%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.13%
Municipal Utility Revenue	12.52%
Prerefunded	12.32%
Turnpikes and Toll Roads Revenue	11.90%
Refunded	9.35%
School Improvements	8.43%
Hospital and Healthcare Revenue	6.49%
University Consolidated Education and Building Revenue	5.59%
Public Facilities Revenue	3.81%
State and Local Mortgage Revenue	1.48%
Airport Revenue	0.82%
Other Assets Less Liabilities	1.16%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	1.86%
Aa/AA	91.41%
A	6.73%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	22.76%
School Improvements	18.31%
Prerefunded	12.50%
Refunded	10.76%
Public Facilities Revenue	9.40%
Municipal Utility Revenue	5.78%
Turnpikes and Toll Roads Revenue	5.75%
Hospital and Healthcare Revenue	4.99%
University Consolidated Education and Building Revenue	4.52%
State and Local Mortgage Revenue	1.55%
Escrowed to Maturity	0.21%
Other Assets Less Liabilities	3.47%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	1.67%
Aa/AA	89.73%
A	5.92%
Not Rated	2.68%

100.00%

COMPOSITION
% of Net Assets
School Improvement Revenue	22.45%
Municipal Utility Revenue	18.80%
Prerefunded	17.08%
University Consolidated Education and Building Revenue	13.65%
Public Facilities Revenue	12.68%
Miscellaneous Public Improvement	8.12%
Refunded	5.10%
State and Local Mortgage Revenue	0.43%
Industrial Revenue	0.08%
Other Assets Less Liabilities	1.61%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	0.23%
Aa/AA	82.27%
A	17.41%
Not Rated	0.09%

100.00%

COMPOSITION	% of Net Assets
University Consolidated Education and Building Revenue	28.31%
Prerefunded	17.62%
Municipal Utility Revenue	15.66%
Public Facilities Revenue	15.59%
Turnpikes and Toll Roads Revenue	6.01%
Miscellaneous Public Improvement	5.24%
School Improvement Revenue	4.86%
Hospital and Healthcare Revenue	3.46%
Refunded	1.89%
State and Local Mortgage Revenue	0.23%
Other Assets Less Liabilities	1.13%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments as of December 31, 2015

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	5.16%
Aa/AA	84.75%
A	9.72%
Baa/BBB	0.14%
Not Rated	0.23%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	40.92%
Prerefunded	15.09%
Public Facilities Revenue	12.46%
Hospital and Healthcare Revenue	8.48%
University Consolidated Education and Building Revenue	6.94%
Refunded	6.57%
State and Local Mortgage Revenue	2.43%
Miscellaneous Public Improvement	2.06%
School Improvement Revenue	2.02%
Airport Revenue	1.81%
Industrial Revenue	0.86%
Escrowed to Maturity	0.07%
Other Assets Less Liabilities	0.29%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	3.35%
Aa/AA	73.98%
A	19.24%
Not Rated	3.43%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	21.10%
Public Facilities Revenue	16.41%
Refunded	12.76%
Municipal Utility Revenue	12.68%
School Improvement Revenue	7.92%
Miscellaneous Public Improvement	7.84%
Hospital and Healthcare Revenue	6.32%
University Consolidated Education and Building Revenue	5.93%
State and Local Mortgage Revenue	3.11%
Airport Revenue	1.00%
Escrowed to Maturity	0.23%
Other Assets Less Liabilities	4.70%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	5.50%
Aa/AA	78.74%
A	14.79%
Not Rated	0.97%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	19.24%
University Consolidated Education and Building Revenue	18.23%
Municipal Utility Revenue	15.69%
Hospital and Healthcare Revenue	12.69%
Refunding	9.34%
Public Facilities Revenue	7.52%
Miscellaneous Public Improvement	4.63%
School Improvement Revenue	4.16%
Airport Revenue	3.53%
Turnpikes and Toll Roads Revenue	1.78%
Lease Revenue	1.31%
Miscellaneous Revenue	0.43%
Other Assets Less Liabilities	1.45%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	7.33%
Aa/AA	81.54%
A	10.93%
Not Rated	0.20%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	26.08%
Municipal Utility Revenue	19.75%
Refunding	17.72%
Public Facilities Revenue	9.84%
School Improvement Revenue	7.68%
Miscellaneous Public Improvement	5.48%
Hospital and Healthcare Revenue	4.95%
University Consolidated Education and Building Revenue	3.43%
Turnpikes and Toll Roads Revenue	1.48%
Lease Revenue	1.18%
Airport Revenue	0.92%
Escrowed to Maturity	0.65%
State and Local Mortgage Revenue	0.46%
Other Assets Less Liabilities	0.38%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments as of December 31, 2015

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	55.74%
Federal Home Loan Bank	34.47%
Federal National Mortgage Association	6.72%
Other Assets Less Liabilities	3.07%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	0.19%
Aa/AA	82.00%
A	17.81%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	32.63%
Municipal Utility Revenue	25.98%
School Improvement Revenue	13.67%
Miscellaneous Public Improvement	10.31%
Turnpikes and Toll Roads Revenue	6.84%
Hospital and Healthcare Revenue	4.21%
Marina/Port Authority Revenue	2.16%
University Consolidated Education and Building Revenue	1.07%
Other Assets Less Liabilities	3.13%

100.00%

*	Bond ratings reflect the highest credit quality rating assigned to a specific bond by a Nationally Recognized Statistical Rating Organization (NRSRO)

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.45% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	09/01/2039	A1/AA*	$600,000	$682,128
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	223,102
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	511,947
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	291,575
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	109,590
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	312,973
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	551,278
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	214,066
Montgomery AL Warrants	5.000	03/01/2028	Aa1/AA*	35,000	36,670
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	168,233
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,181,261
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	173,762
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	83,430
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	685,153
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	301,191
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	103,687
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	98,552
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA*	225,000	256,023

					5,984,618
MUNICIPAL UTILITY REVENUE BONDS
18.80% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	289,630
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	104,480
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	231,108
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	92,065
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	617,144
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	166,829
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1/AA*	400,000	430,076
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	110,285
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1/AAA*	300,000	324,198
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	516,753
Limestone County AL Water & Sewer Authority	5.000	12/01/2029	A+*	50,000	50,177
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	342,315
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	296,013
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	439,612
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	112,694
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	278,515
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	78,969
Phenix City AL Water and Sewer	5.000	08/15/2034	A3/AA*/AA-@	90,000	99,387
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA*	75,000	82,484
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	268,475
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	81,196

					5,012,403
PREREFUNDED BONDS
17.08% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	107,852
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	690,381
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	140,693
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	123,041
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	45,847
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	317,976
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	444,797
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	635,424
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	54,738
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	53,297
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA-*	130,000	136,910

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Huntsville AL Public Building Authority Lease Revenue	5.000%	10/01/2033	Aa1/AA-*	$65,000	$68,455
Montgomery AL Warrants	5.000	03/01/2028	Aa1	140,000	147,116
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	105,803
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	70,537
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	373,821
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	416,164
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	125,693
University of AL General Revenue	5.000	07/01/2028	Aa2/AA*	325,000	332,410
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	150,000	161,735

					4,552,687
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.65% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	501,505
Auburn University General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	168,237
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	491,517
Troy University AL Facilities Revenue	5.000	11/01/2028	A1/AA*	250,000	293,993
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	280,255
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	558,271
University of AL Birmingham	5.000	10/01/2037	Aa2/AA-*	225,000	256,235
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA*	250,000	271,455
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	599,913
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1/AA+*	100,000	107,517
University of South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	108,763

					3,637,660
PUBLIC FACILITIES REVENUE BONDS
12.68% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	442,652
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,181
Anniston AL Public Building Authority	5.500	05/01/2033	AA-*	200,000	230,620
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	280,975
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	245,000	256,135
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	110,000	114,916
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	279,708
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	336,996
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	1,220,000	1,381,247

					3,380,430
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.12% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	139,648
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	253,023
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	286,163
Madison AL Warrants	5.000	04/01/2035	Aa2/AA+*	350,000	404,632
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/A+*	335,000	372,801
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	193,065
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	165,753
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1/AA+*	300,000	349,863

					2,164,947
REFUNDING BONDS
5.10% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3/AA-*	115,000	123,449
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	827,720
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1/AA+*	350,000	409,493

					1,360,662
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.43% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	110,000	114,613

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.08% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200%	11/01/2020	A*	$20,000	$20,000

Total Investments 98.39% of Net Assets (cost $24,809,230) (See (a) below for further explanation)					$26,228,020

Other assets in excess of liabilities 1.61%					428,724

Net Assets 100%					$26,656,744

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $24,809,086 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,424,686
Unrealized depreciation	(5,752)

Net unrealized appreciation	$1,418,934

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,228,020
Level 3	Significant Unobservable Inputs	—

$26,228,020

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,809,230)		$26,228,020
Cash		219,821
Receivable for fund shares sold		2,000
Interest receivable		352,669

Total assets		26,802,510
LIABILITIES:
Payable for:
Distributions to shareholders	107,691
Fund shares redeemed	11,613
Investment advisory fee	9,736
Transfer agent fee	3,878
Trustee fees	159
Accrued expenses	12,689

Total liabilities		145,766

NET ASSETS:
Capital		25,274,449
Accumulated net investment income		144
Accumulated net realized loss on investment transactions		(36,639)
Net unrealized appreciation in value of investments		1,418,790

Net assets at value		$26,656,744

NET ASSET VALUE, offering price and redemption price per share (2,133,387 shares outstanding; unlimited number of shares authorized no par value)		$12.50

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$507,061

Expenses:
Investment advisory fee	64,891
Transfer agent fee	18,590
Custodian expense	4,623
Professional fees	6,355
Trustees fees	1,307
Other expenses	6,573

Total expenses	102,339
Fees waived by Adviser	(9,752)
Custodian expense reduction	(25)

Net expenses	92,562

Net investment income	414,499

Realized and unrealized gain on investments:
Net realized gain	6,783
Net change in unrealized appreciation/depreciation	268,484

Net realized and unrealized gain on investments	275,267

Net increase in net assets resulting from operations	$689,766

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$414,499	$825,995
Net realized gain on investments	6,783	60,994
Net change in unrealized appreciation/depreciation	268,484	16,768

Net increase in net assets resulting from operations	689,766	903,757
Distributions from net investment income	(414,487)	(825,972)
Net fund share transactions (Note 4)	870,888	2,074,414

Total increase	1,146,167	2,152,199
Net assets:
Beginning of year	25,510,577	23,358,378

End of period	$26,656,744	$25,510,577

Accumulated Net Investment Income	$144	$132

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$12.36		$12.32	$12.10	$12.41	$11.72	$11.77

Income from investment operations:
Net investment income	0.20		0.41	0.42	0.43	0.44	0.45
Net gains/(losses) on securities	0.14		0.04	0.23	(0.30)	0.70	(0.05)

Total from investment operations	0.34		0.45	0.65	0.13	1.14	0.40
Less distributions:
Distributions from net investment income	(0.20)		(0.41)	(0.42)	(0.43)	(0.44)	(0.45)
Distributions from capital gains	—		—	(0.01)	(0.01)	(0.01)	—

Total distributions	(0.20)		(0.41)	(0.43)	(0.44)	(0.45)	(0.45)

Net asset value, end of period	$12.50		$12.36	$12.32	$12.10	$12.41	$11.72

Total return	2.77%	(b)	3.64%	5.56%	0.94%	9.81%	3.45%
Net assets, end of period (in thousands)	$26,657		$25,511	$23,358	$24,300	$22,911	$21,235
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.71%	0.72%	0.70%	0.68%	0.60%
Ratio of gross expenses to average net assets	0.79%	(c)	0.79%	0.81%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	3.21%	(c)	3.26%	3.48%	3.40%	3.59%	3.83%
Portfolio turnover	1.38%	(b)	9.65%	10.48%	6.46%	7.80%	4.70%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.13% of Net Assets
KY Association of Counties	5.000%	02/01/2030	AA-*	$625,000	$706,130
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,128,870
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,115,355
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,312,154
KY State Property & Building #100	5.000	08/01/2026	Aa3/A*/A+@	2,000,000	2,320,040
KY State Property & Building #100	5.000	08/01/2027	Aa3/A*/A+@	1,710,000	1,977,752
KY State Property & Building #100	5.000	08/01/2028	Aa3/A*/A+@	4,000,000	4,605,800
KY State Property & Building #100	5.000	08/01/2029	Aa3/A*/A+@	2,500,000	2,875,775
KY State Property & Building #100	5.000	08/01/2030	Aa3/A*/A+@	9,980,000	11,423,507
KY State Property & Building #100	5.000	08/01/2031	Aa3/A*/A+@	5,100,000	5,817,570
KY State Property & Building #105	4.750	04/01/2031	A1/A*/A@	2,110,000	2,348,894
KY State Property & Building #105	4.750	04/01/2032	A1/A*/A@	2,205,000	2,448,586
KY State Property & Building #105	4.750	04/01/2033	A1/A*/A@	2,310,000	2,560,427
KY State Property & Building #106	5.000	10/01/2028	Aa3/A*/A+@	2,030,000	2,374,552
KY State Property & Building #106	5.000	10/01/2029	Aa3/A*/A+@	4,130,000	4,815,208
KY State Property & Building #106	5.000	10/01/2032	Aa3/A*/A+@	6,275,000	7,239,970
KY State Property & Building #106	5.000	10/01/2030	Aa3/A*/A+@	7,165,000	8,321,001
KY State Property & Building #106	5.000	10/01/2031	Aa3/A*/A+@	4,910,000	5,691,034
KY State Property & Building #106	5.000	10/01/2033	Aa3/A*/A+@	4,870,000	5,600,597
KY State Property & Building #108	5.000	08/01/2031	Aa3/A*/A+@	8,290,000	9,699,466
KY State Property & Building #108	5.000	08/01/2034	Aa3/A*/A+@	4,900,000	5,662,244
KY State Property & Building #108	5.000	08/01/2026	Aa3/A*/A+@	955,000	1,153,697
KY State Property & Building #108	5.000	08/01/2032	Aa3/A*/A+@	8,820,000	10,279,534
KY State Property & Building #108	5.000	08/01/2033	Aa3/A*/A+@	5,270,000	6,118,259
KY State Property & Building #108	5.000	08/01/2030	Aa3/A*/A+@	5,000,000	5,872,900
KY State Property & Building #108	5.000	08/01/2028	Aa3/A*/A+@	2,670,000	3,170,545
KY State Property & Building #110	5.000	08/01/2029	Aa3/A*/A+@	4,200,000	4,956,378
KY State Property & Building #110	5.000	08/01/2032	Aa3/A*/A+@	1,515,000	1,762,960
KY State Property & Building #110	5.000	08/01/2033	Aa3/A*/A+@	1,000,000	1,153,770
KY State Property & Building #110	5.000	08/01/2034	Aa3/A*/A+@	1,900,000	2,188,762
KY State Property & Building #110	5.000	08/01/2035	Aa3/A*/A+@	3,030,000	3,490,499
KY State Property & Building #76	5.500	08/01/2021	Aa3/A*/A+@	1,400,000	1,678,908
KY State Property & Building #83	5.000	10/01/2017	Aa3/A*/A+@	5,000,000	5,352,350
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	35,000	36,712
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	30,000	31,395
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	95,000	99,441
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	270,000	282,428
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	170,000	177,662
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	165,000	172,437
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,147,130
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,499,700
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	14,653,748
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,341,049
KY State Property & Building #90	5.375	11/01/2023	Aa3/A*/A+@	1,200,000	1,335,576
KY State Property & Building #90	5.500	11/01/2028	Aa3/A*/A+@	24,805,000	27,561,332
KY State Property & Building #91	5.750	04/01/2029	A1/A*/A@	210,000	230,601
KY State Property & Building #93	5.250	02/01/2025	Aa3/AA*/A+@	7,250,000	8,073,093
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA*/A+@	500,000	540,275
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA*/A+@	10,500,000	11,604,915
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	549,195
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA*/A+@	22,640,000	25,036,897
KY State Property & Building #96	5.000	11/01/2029	Aa3/A*/A+@	5,000,000	5,588,000
KY State Property & Building #98	5.000	08/01/2021	Aa3/A*/A+@	2,505,000	2,862,038
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2/AA*	1,685,000	1,989,867
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2/AA*	820,000	988,707
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2/AA*	345,000	412,592
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,175,320

					259,613,604

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
12.52% of Net Assets
Campbell and Kenton Counties Sanitary District No. 1	5.000%	08/01/2025	Aa2/AA*	$2,395,000	$2,536,521
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,852,023
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2026	Aa2/AA*	4,175,000	4,425,083
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2027	Aa2/AA*	4,385,000	4,654,809
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	804,831
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	831,546
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	953,470
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	871,044
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	918,240
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,251,678
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,011,446
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,847,425
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,273,680
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	576,886
KY Rural Water Finance Corporation	5.375	02/01/2020	A+*	295,000	295,496
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,852,326
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3/AA*	2,230,000	2,556,249
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3/AA*	2,795,000	3,175,763
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3/AA*	2,245,000	2,562,129
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3/AA*	4,825,000	5,712,028
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*	4,595,000	5,465,890
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,516,600
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,645,635
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,274,523
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,844,100
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	31,934,977
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,130,200
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,119,550
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,791,526
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,993,812
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,157,360
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,972,779
Owensboro KY Water Revenue	5.000	09/15/2025	A1	545,000	596,290

					124,405,912
PREREFUNDED BONDS
12.32% of Net Assets
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,002,746
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,320,138
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA*	3,770,000	3,914,203
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,169,650
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,550,125
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA*	7,545,000	7,700,201
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,137,761
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA*	5,445,000	5,843,520
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA*	6,090,000	6,535,727
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	2,965,000	3,114,999
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	1,635,000	1,717,715
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	5,080,000	5,336,997
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	14,565,000	15,301,843
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	8,060,000	8,467,755
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	10,125,000	10,637,224
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,457,574
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA*/A+@	4,720,000	4,828,607
Laurel County School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,226,136
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,056,260
Louisville & Jefferson County Metropolitan Health — St. Marys	6.125	02/01/2037	NR	1,300,000	1,438,723

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2025	Aa3/AA*/AA-@	$3,270,000	$3,325,492
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,284,199
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,673,676
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,036,460
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,077,320
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,108,469
Taylor County KY Detention Facility	4.750	09/01/2027	A1	2,110,000	2,170,030

					122,433,547
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.90% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,010,895
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2/AA*/A+@	1,765,000	2,005,658
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2/AA*/A+@	3,400,000	4,093,226
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2/AA*/A+@	9,760,000	11,585,218
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,806,787
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA*/A+@	3,225,000	3,515,089
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA*/A+@	9,530,000	10,369,974
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA*/A+@	2,460,000	2,669,863
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA*/A+@	4,440,000	4,958,281
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA*/A+@	3,080,000	3,438,420
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	10,035,000	11,261,076
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA*/A+@	3,775,000	4,430,793
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	5,165,000	6,018,000
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA*/A+@	1,845,000	2,136,086
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA*/A+@	4,930,000	5,765,043
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA*/A+@	9,350,000	10,811,125
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	7,235,000	8,417,633
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA*/A+@	8,755,000	10,100,381
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA*/A+@	1,315,000	1,552,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA*/A+@	5,000,000	5,809,200
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA*/A+@	1,465,000	1,700,631
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA*/A+@	1,500,000	1,787,115

					118,242,942
REFUNDING BONDS
9.35% of Net Assets
KY State Property & Building #102	5.000	05/01/2024	Aa3/A*/A+@	405,000	479,390
KY State Property & Building #104	5.000	11/01/2021	A1/A*/A@	2,085,000	2,446,539
KY State Property & Building #104	5.000	11/01/2022	A1/A*/A@	1,290,000	1,531,462
KY State Property & Building #108	5.000	08/01/2025	Aa3/A*/A+@	2,690,000	3,277,819
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,221,681
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,157,200
KY State Property & Building #83	5.000	10/01/2018	Aa3/A*/A+@	17,750,000	19,538,490
KY State Property & Building #83	5.250	10/01/2020	Aa3/A*/A+@	24,220,000	28,126,928
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,280,000
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	363,546
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,412,980

					92,836,035
SCHOOL IMPROVEMENT BONDS
8.43% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,173,423
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1/A+*	2,875,000	3,345,408
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,239,415
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,143,766
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	5,006,793
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3/A+*	1,730,000	1,998,185
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3/A+*	8,500,000	9,875,810
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3/A+*	1,330,000	1,583,033
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3/A+*	10,600,000	12,373,274

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Franklin County KY School Building Revenue	4.750%	05/01/2027	Aa3	$3,570,000	$3,724,938
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	510,885
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	532,078
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa2/AA-*	4,230,000	4,954,980
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa2/AA-*	5,145,000	6,018,415
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa2/AA-*	5,405,000	6,300,609
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa2/AA-*	975,000	1,153,055
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa2/AA-*	1,025,000	1,208,516
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa2/AA-*	1,165,000	1,335,661
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa2/AA-*	1,220,000	1,392,349
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,591,735
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,725,408
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	543,535

					83,731,268
HOSPITAL AND HEALTHCARE BONDS
6.49% of Net Assets
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A3/A+@	4,855,000	5,335,014
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	A3/A+@	1,205,000	1,316,776
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A2/A*/A+@	2,410,000	2,624,056
KY Development Finance Authority — Catholic Health	5.375	01/01/2040	A2/A*/A+@	300,000	338,427
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,115,030
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA*/AA@	2,750,000	3,044,470
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA*/AA@	2,560,000	2,843,315
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3/A*/A+@	1,500,000	1,701,315
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3/A*/A+@	1,000,000	1,146,120
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A*/A+@	5,260,000	5,862,901
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A2/A*/A+@	2,000,000	2,233,080
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A2/A*/A+@	14,785,000	16,263,352
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A2/A*/A+@	2,750,000	3,053,545
Louisville & Jefferson County Metropolitan Health — Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,045,740
Louisville & Jefferson County Metropolitan Health — Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,536,397
Louisville & Jefferson County Metropolitan Health — Norton Health	5.500	10/01/2033	A-*/A-@	2,000,000	2,304,520
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	530,000	544,416
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	NR	2,095,000	2,100,007
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	7,043,525

					64,452,007
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.59% of Net Assets
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3/AA*	5,330,000	5,558,071
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,062,425
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,490,175
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,148,674
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,041,442
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,583,103
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA*	7,180,000	8,301,731
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA*	7,395,000	8,521,037
University of Kentucky General Receipts	5.000	04/01/2030	Aa2/AA*	5,490,000	6,596,894
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA*	4,820,000	5,588,404
University of Kentucky General Receipts	5.000	09/01/2030	Aa3/AA-*	440,000	504,024
University of Kentucky General Receipts	5.000	09/01/2031	Aa3/AA-*	2,580,000	2,946,566
University of Louisville General Receipts	5.000	09/01/2029	Aa3/AA-*	2,280,000	2,623,550
Western KY University	4.750	09/01/2033	Aa3/A*	2,505,000	2,858,405
Western KY University	5.000	05/01/2032	Aa3/A*	1,500,000	1,707,975

					55,532,478
PUBLIC FACILITIES REVENUE BONDS
3.81% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	Aa3	840,000	962,926
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,266,799

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Franklin County KY Public Properties Justice Center	5.000%	04/01/2029	Aa3	$2,630,000	$2,984,761
KY State Certificates of Participation	5.000	06/15/2038	Aa3	7,535,000	8,607,532
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,899,497
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa2/AA*	625,000	713,794
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,197,480
Owensboro KY Public Property	4.500	04/01/2034	A1	1,165,000	1,254,530
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	1,160,000	1,318,839
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2/AA*	750,000	866,325
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2/AA*	940,000	1,078,236
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2/AA*	1,025,000	1,161,674
River City, Inc. Parking Authority	4.750	06/01/2031	Aa2/AA*	1,270,000	1,435,697
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	980,000	1,114,191
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,600,232
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,244,354
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,297,873
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,636,695
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,230,861

					37,872,295
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.48% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	A3/AA-*	330,000	330,614
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,964,341
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,284,392
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	1,745,000	1,788,363
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,330,000	1,370,219
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	2,975,000	3,119,585
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	3,610,000	3,812,954
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	988,921

					14,659,390
AIRPORT BONDS
.82% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,455,963
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,639,552
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,731,994
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,931,491
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,355,117

					8,114,118

Total Investments 98.84% of Net Assets (cost $924,732,657) (See (a) below for further explanation)					$981,893,596

Other assets in excess of liabilities 1.16%					11,547,965

Net Assets 100%					$993,441,561

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $924,681,451 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$57,435,095
Unrealized depreciation	(222,950)

Net unrealized appreciation	$57,212,145

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	981,893,596
Level 3	Significant Unobservable Inputs	—

$981,893,596

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $924,732,657)		$981,893,596
Cash		2,152,003
Receivable for fund shares sold		402,233
Interest receivable		13,144,549

Total assets		997,592,381
LIABILITIES:
Payable for:
Distributions to shareholders	3,259,569
Fund shares redeemed	163,362
Investment advisory fee	314,434
Transfer agent fee	100,824
Trustees fees	54,679
Accrued expenses	257,952

Total liabilities		4,150,820

NET ASSETS:
Capital		936,231,132
Accumulated net investment income		51,206
Accumulated net realized loss on investment transactions		(1,716)
Net unrealized appreciation in value of investments		57,160,939

Net assets at value		$993,441,561

NET ASSET VALUE, offering price and redemption price per share (125,786,375 shares outstanding; unlimited number of shares authorized no par value)		$7.90

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$18,546,944

Expenses:
Investment advisory fee	1,864,958
Transfer agent fee	598,180
Custodian expense	48,435
Professional fees	103,480
Trustees fees	50,400
Other expenses	57,181

Total expenses	2,722,634
Custodian expense reduction	(265)

Net expenses	2,722,369

Net investment income	15,824,575

Realized and unrealized gain on investments:
Net realized gain	63,057
Net change in unrealized appreciation/depreciation	8,914,902

Net realized and unrealized gain on investments	8,977,959

Net increase in net assets resulting from operations	$24,802,534

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$15,824,575	$32,471,978
Net realized gain on investments	63,057	215,331
Net change in unrealized appreciation/depreciation	8,914,902	(8,192,046)

Net increase in net assets resulting from operations	24,802,534	24,495,263
Distributions from net investment income	(15,819,913)	(32,463,029)
Distributions from capital gains	(258,021)	(402,816)
Net fund share transactions (Note 4)	(4,913,008)	28,451,332

Total increase	3,811,592	20,080,750
Net assets:
Beginning of year	989,629,969	969,549,219

End of period	$993,441,561	$989,629,969

Accumulated Net Investment Income	$51,206	$46,544

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015		2014	2013		2012	2011
Net asset value, beginning of year	$7.83		$7.89		$7.74	$7.99		$7.63	$7.67

Income from investment operations:
Net investment income	0.13		0.26		0.27	0.27		0.28	0.29
Net gains/(losses) on securities	0.07		(0.06)		0.16	(0.25)		0.39	(0.02)

Total from investment operations	0.20		0.20		0.43	0.02		0.67	0.27
Less distributions:
Distributions from net investment income	(0.13)		(0.26)		(0.27)	(0.27)		(0.28)	(0.29)
Distributions from capital gains	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.00	)(b)	(0.03)	(0.02)

Total distributions	(0.13)		(0.26)		(0.28)	(0.27)		(0.31)	(0.31)

Net asset value, end of period	$7.90		$7.83		$7.89	$7.74		$7.99	$7.63

Total return	2.55%	(c)	2.60%		5.65%	0.17%		8.97%	3.57%
Net assets, end of period (in thousands)	$993,442		$989,630		$969,549	$948,276		$989,404	$896,625
Ratio of net expenses to average net assets (a)	0.55%	(d)	0.55%		0.57%	0.57%		0.57%	0.58%
Ratio of gross expenses to average net assets	0.55%	(d)	0.55%		0.57%	0.57%		0.57%	0.58%
Ratio of net investment income to average net assets	3.21%	(d)	3.29%		3.45%	3.35%		3.60%	3.78%
Portfolio turnover	6.37%	(c)	7.80%		9.43%	7.02%		8.39%	11.42%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.76% of Net Assets
KY Association of Counties	4.250%	02/01/2017	AA-*	$500,000	$518,015
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	121,531
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	276,532
KY State Property & Building #100	5.000	08/01/2019	Aa3/A*/A+@	100,000	112,388
KY State Property & Building #100	5.000	08/01/2017	Aa3/A*/A+@	500,000	531,335
KY State Property & Building #100	5.000	08/01/2025	Aa3/A*/A+@	500,000	582,600
KY State Property & Building #106	5.000	10/01/2021	Aa3/A*/A+@	750,000	879,623
KY State Property & Building #106	5.000	10/01/2024	Aa3/A*/A+@	750,000	900,090
KY State Property & Building #106	5.000	10/01/2025	Aa3/A*/A+@	2,365,000	2,825,086
KY State Property & Building #106	5.000	10/01/2023	Aa3/A*/A+@	540,000	649,307
KY State Property & Building #108	5.000	08/01/2023	Aa3/A*/A+@	2,000,000	2,396,860
KY State Property & Building #108	5.000	08/01/2023	Aa3/A*/A+@	750,000	898,823
KY State Property & Building #110	5.000	08/01/2023	Aa3/A*/A+@	1,750,000	2,094,540
KY State Property & Building #76	5.500	08/01/2017	Aa3/A*/A+@	190,000	203,676
KY State Property & Building #76	5.500	08/01/2018	Aa3/A*/A+@	1,415,000	1,567,013
KY State Property & Building #83	5.000	10/01/2017	Aa3/A*/A+@	100,000	107,047
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	892,492
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	104,794
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	95,000	99,554
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA*/A+@	100,000	105,113
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	220,164
KY State Property & Building #90	5.000	11/01/2018	Aa3/A*/A+@	250,000	275,793
KY State Property & Building #90	5.750	11/01/2019	Aa3/A*/A+@	200,000	225,032
KY State Property & Building #90	5.000	11/01/2020	Aa3/A*/A+@	495,000	545,634
KY State Property & Building #93	5.250	02/01/2018	Aa3/A*/A+@	510,000	552,917
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA*/A+@	200,000	223,928
KY State Property & Building #94	5.000	05/01/2017	Aa2/A*/A+@	500,000	526,965
KY State Property & Building #95	5.000	08/01/2017	Aa3/A*/A+@	200,000	212,404
KY State Property & Building #100	5.000	08/01/2024	Aa3/A*/A+@	750,000	875,198

					19,524,451
SCHOOL IMPROVEMENT BONDS
18.31% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	598,825
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,250,017
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	355,902
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	309,771
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,109,770
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	599,475
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3/A+*	1,000,000	1,193,800
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	194,239
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	919,526
Jefferson County KY School District Finance Corporation	5.250	01/01/2017	Aa2/AA*	200,000	209,176
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa2/AA-*	1,000,000	1,136,340
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	686,717
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	189,459
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	526,692
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	999,532
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,689,454
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	463,172
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,333,963
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	132,918
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	813,298

					15,712,044

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
12.50% of Net Assets
Adair County KY Public Properties	4.000%	12/01/2022	Aa3	$170,000	$180,091
Campbell County KY School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	894,670
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	105,449
Fayette County KY School District Finance Corporation	4.375	05/01/2021	A1/AA*	200,000	209,708
Jefferson County KY School District School Building Revenue	4.250	07/01/2017	Aa2/AA*	175,000	178,264
KY Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA*	150,000	158,676
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2019	Aa2/AA*	320,000	343,539
KY Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA*	150,000	161,061
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	4,405,000	4,626,792
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA*/A+@	2,570,000	2,628,725
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,240,752

					10,727,727
REFUNDING BONDS
10.76% of Net Assets
KY State Property & Building #108	5.000	08/01/2022	Aa3/A*/A+@	200,000	237,378
KY State Property & Building #101	5.000	10/01/2019	Aa3/A*/A+@	1,050,000	1,187,193
KY State Property & Building #104	5.000	11/01/2021	A1/A*/A@	1,000,000	1,173,400
KY State Property & Building #106	5.000	10/01/2026	Aa3/A*/A+@	1,000,000	1,185,170
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA*/A+@	1,260,000	1,356,314
KY State Property & Building #83	5.000	10/01/2016	Aa3/A*/A+@	775,000	801,125
KY State Property & Building #83	5.000	10/01/2019	Aa3/A*/A+@	1,750,000	1,974,543
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,128,000
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	185,078

					9,228,201
PUBLIC FACILITIES REVENUE BONDS
9.40% of Net Assets
KY State Certificate of Participation	4.000	06/15/2022	Aa3	1,000,000	1,121,200
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,053,693
KY State Property & Building #109	5.000	10/01/2022	Aa3/A*/A+@	1,000,000	1,187,820
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	716,076
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,571,493
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	588,375
Todd County KY Public Properties Court House	3.250	06/01/2019	Aa3	100,000	106,116
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	Aa3	1,250,000	1,509,363
Whitley County KY Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	213,770

					8,067,906
MUNICIPAL UTILITY REVENUE BONDS
5.78% of Net Assets
Bourbon County KY Public Project	3.800	02/01/2019	A2	260,000	266,997
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	502,744
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	309,756
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	260,488
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	208,128
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	574,196
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	547,903
KY Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	105,257
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A1	375,000	387,731
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	101,686
Northern KY Water	5.000	02/01/2026	Aa3	815,000	965,441
Owensboro KY Electric Light &Power	5.000	01/01/2024	A2/AA*	650,000	731,536

					4,961,862
TURNPIKES/TOLLROAD/HIGHWAY BONDS
5.75% of Net Assets
KY Asset Liability Project Notes	4.000	09/01/2023	A2/AA*/A+@	250,000	281,020
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	179,498
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,597,875

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Turnpike Authority Ecomonic Development	5.000%	07/01/2023	Aa2/AA*/A+@	$600,000	$721,356
KY Turnpike Authority Ecomonic Development	5.000	07/01/2024	Aa2/AA*/A+@	1,000,000	1,174,870
KY Turnpike Authority Ecomonic Development	4.125	07/01/2019	Aa2/AA*/A+@	105,000	112,596
KY Turnpike Authority Ecomonic Development	5.000	07/01/2016	Aa2/AA*/A+@	750,000	767,175
KY Turnpike Authority Ecomonic Development	5.000	07/01/2024	Aa2/AA*/A+@	85,000	101,270

					4,935,659
HOSPITAL AND HEALTHCARE BONDS
4.99% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA*	105,000	110,356
KY Economic Development — Baptist Healthcare System	4.750	08/15/2019	A3/A+@	110,000	119,039
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3/A*/A+@	2,800,000	3,224,480
Warren County Hospital	4.000	04/01/2020	A+*	235,000	246,891
Warren County Hospital	5.000	04/01/2023	A+*	500,000	578,805

					4,279,571
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.52% of Net Assets
Boyle County KY Centre College	5.000	06/01/2020	A3/AA*	150,000	157,634
Boyle County KY Centre College	5.000	06/01/2018	A3/AA*	200,000	210,758
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2/AA*	100,000	102,402
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3/AA-*	300,000	317,046
Morehead State University	5.000	10/01/2022	Aa3	310,000	371,036
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A*	150,000	160,416
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	301,591
Western KY University	4.000	09/01/2017	Aa3/AA*	2,145,000	2,252,529

					3,873,412
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.55% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,290,000	1,329,010

ESCROWED TO MATURITY BONDS
.21% of Net Assets
Gallatin County KY School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	177,097

Total Investments 96.53% of Net Assets (cost $80,676,927) (See (a) below for further explanation)					$82,816,939

Other assets in excess of liabilities 3.47%					2,976,675

Net Assets 100%					$85,793,614

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $80,676,927 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,160,984
Unrealized depreciation	(20,972)

Net unrealized appreciation	$2,140,012

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	82,816,939
Level 3	Significant Unobservable Inputs	—

$82,816,939

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $80,676,927)		$82,816,939
Cash		3,260,688
Interest receivable		1,002,590

Total assets		87,080,217
LIABILITIES:
Payable for:
Investments purchased	1,122,633
Distributions to shareholders	57,823
Fund shares redeemed	32,287
Investment advisory fee	35,252
Transfer agent fee	15,611
Trustees fees	3,211
Accrued expenses	19,786

Total liabilities		1,286,603

NET ASSETS:
Capital		84,095,926
Accumulated net realized loss on investment transactions		(442,324)
Net unrealized appreciation in value of investments		2,140,012

Net assets at value		$85,793,614

NET ASSET VALUE, offering price and redemption price per share (15,943,903 shares outstanding; unlimited number of shares authorized no par value)		$5.38

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$1,125,787

Expenses:
Investment advisory fee	204,588
Transfer agent fee	52,118
Custodian expense	8,988
Professional fees	12,717
Trustees fees	4,102
Other expenses	14,225

Total expenses	296,738
Custodian expense reduction	(48)

Net expenses	296,690

Net investment income	829,097

Realized and unrealized gain on investments:
Net realized gain	9,584
Net change in unrealized appreciation/depreciation	411,925

Net realized and unrealized gain on investments	421,509

Net increase in net assets resulting from operations	$1,250,606

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$829,097	$1,726,545
Net realized gain on investments	9,584	115,898
Net change in unrealized appreciation/depreciation	411,925	(1,462,819)

Net increase in net assets resulting from operations	1,250,606	379,624
Distributions from net investment income	(829,097)	(1,726,545)
Net fund share transactions (Note 4)	5,317,052	(815,873)

Total increase/(decrease)	5,738,561	(2,162,794)
Net assets:
Beginning of year	80,055,053	82,217,847

End of period	$85,793,614	$80,055,053

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$5.35		$5.44	$5.43	$5.54	$5.39	$5.36

Income from investment operations:
Net investment income	0.05		0.12	0.12	0.12	0.12	0.13
Net gains/(losses) on securities	0.03		(0.09)	0.01	(0.11)	0.15	0.03

Total from investment operations	0.08		0.03	0.13	0.01	0.27	0.16
Less distributions:
Distributions from net investment income	(0.05)		(0.12)	(0.12)	(0.12)	(0.12)	(0.13)

Net asset value, end of period	$5.38		$5.35	$5.44	$5.43	$5.54	$5.39

Total return	1.59%	(b)	0.50%	2.35%	0.11%	5.10%	3.04%
Net assets, end of period (in thousands)	$85,794		$80,055	$82,218	$89,403	$89,528	$72,405
Ratio of net expenses to average net assets (a)	0.73%	(c)	0.73%	0.74%	0.72%	0.73%	0.72%
Ratio of gross expenses to average net assets	0.73%	(c)	0.73%	0.74%	0.72%	0.73%	0.72%
Ratio of net investment income to average net assets	2.04%	(c)	2.17%	2.14%	2.12%	2.22%	2.44%
Portfolio turnover	13.71%	(b)	20.19%	9.06%	6.63%	4.73%	15.37%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.31% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$105,978
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA@	250,000	288,718
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	194,254
Mississippi State University Educational Building	5.000	11/01/2032	Aa2/AA@	125,000	148,609
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	95,873
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	112,973
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	67,836
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2/AA*	250,000	275,513
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	60,794
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	165,146
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	48,745
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2/AA@	300,000	350,790
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	56,405
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	196,597
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2/AA@	600,000	671,916
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	231,254
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	111,933

					3,183,332
PREREFUNDED BONDS
17.62% of Net Assets
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA*	125,000	133,316
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,813
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	230,353
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3/AA-*	225,000	242,132
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	135,161
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	264,916
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	134,518
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	76,780
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	85,025
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	159,422
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	59,471
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	301,711
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	110,249

					1,980,865
MUNICIPAL UTILITY REVENUE BONDS
15.66% of Net Assets
MS State Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A1/AA*	700,000	786,261
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	339,492
MS State Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A2/AA*	250,000	328,953
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	56,361
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2/AA*	125,000	142,593
MS State Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2/AA*	100,000	107,490

					1,761,148
PUBLIC FACILITIES REVENUE BONDS
15.59% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	57,200
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	348,920
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	169,112
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	552,202
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	109,039
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	A1	150,000	173,501

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000%	03/01/2027	A3/AA-*	$125,000	$154,319
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	A3/AA-*	150,000	188,426

					1,752,717
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.01% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3/AA-*	100,000	115,270
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	245,131
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	227,578
MS State Development Bank Special Obligation Refunding — Marshall	5.000	01/01/2030	Aa3/AA-*	75,000	87,269

					675,248
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.24% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3/A+*/A+@	125,000	142,984
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	437,058
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					590,442
SCHOOL IMPROVEMENT BONDS
4.86% of Net Assets
MississippI State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1/AA*	100,000	115,557
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	375,000	430,635

					546,192
HOSPITAL AND HEALTHCARE BONDS
3.46% of Net Assets
Medical Center Educational Building Corporation — University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	109,998
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	140,486
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA*	120,000	137,984

					388,469
REFUNDED BONDS
1.89% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	155,137
MS State Refunding	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	57,462

					212,599
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.23% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,534

Total Investments 98.87% of Net Assets (cost $10,461,201) (See (a) below for further explanation)					$11,116,546

Other assets in excess of liabilities 1.13%					126,631

Net Assets 100%					$11,243,177

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
(a)	Cost for federal income tax purposes is $10,461,000 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$655,715
Unrealized depreciation	(103)

Net unrealized appreciation	$655,612

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2015

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,116,546
Level 3	Significant Unobservable Inputs	—

$11,116,546

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,461,201)		$11,116,546
Cash		19,725
Receivable for fund shares sold		20,000
Interest receivable		159,882

Total assets		11,316,153
LIABILITIES:
Payable for:
Distributions to shareholders	57,924
Investment advisory fee	3,088
Transfer agent fee	3,080
Accrued expenses	8,884

Total liabilities		72,976

NET ASSETS:
Capital		10,587,280
Accumulated net investment income		267
Accumulated net realized gain on investment transactions		285
Net unrealized appreciation in value of investments		655,345

Net assets at value		$11,243,177

NET ASSET VALUE, offering price and redemption price per share (918,146 shares outstanding; unlimited number of shares authorized; no par value)		$12.25

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$207,900

Expenses:
Investment advisory fee	27,802
Transfer agent fee	8,341
Custodian expense	3,166
Professional fees	3,736
Trustees fees	564
Registration fees	3,028
Other expenses	2,204

Total expenses	48,841
Fees waived by Adviser	(9,752)
Custodian expense reduction	(17)

Net expenses	39,072

Net investment income	168,828

Realized and unrealized gain on investments:
Net realized gain	285
Net change in unrealized appreciation/depreciation	196,477

Net realized and unrealized gain on investments	196,762

Net increase in net assets resulting from operations	$365,590

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$168,828	$337,233
Net realized gain on investments	285	10,004
Net change in unrealized appreciation/depreciation	196,477	53,973

Net increase in net assets resulting from operations	365,590	401,210
Distributions from net investment income	(168,791)	(337,157)
Distributions from capital gains	(2,937)	—
Net fund share transactions (Note 4)	133,485	401,625

Total increase	327,347	465,678
Net assets:
Beginning of year	10,915,830	10,450,152

End of period	$11,243,177	$10,915,830

Accumulated Net Investment Income	$267	$230

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$12.03		$11.95	$11.65	$12.01	$11.33	$11.41

Income from investment operations:
Net investment income	0.18		0.37	0.38	0.39	0.42	0.44
Net gains/(losses) on securities	0.22		0.08	0.31	(0.33)	0.68	(0.08)

Total from investment operations	0.40		0.45	0.69	0.06	1.10	0.36
Less distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.38)	(0.42)	(0.42)	(0.44)
Distributions from capital gains	(0.00	)(b)	—	(0.01)	—	—	—

Total distributions	(0.18)		(0.37)	(0.39)	(0.42)	(0.42)	(0.44)

Net asset value, end of period	$12.25		$12.03	$11.95	$11.65	$12.01	$11.33

Total return	3.42%	(c)	3.80%	6.08%	0.38%	9.87%	3.19%
Net assets, end of period (in thousands)	$11,243		$10,916	$10,450	$8,309	$7,712	$6,376
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.69%	0.69%	0.66%	0.65%	0.58%
Ratio of gross expenses to average net assets	0.88%	(d)	0.86%	0.90%	0.89%	0.92%	0.84%
Ratio of net investment income to average net assets	3.05%	(d)	3.07%	3.26%	3.22%	3.59%	3.86%
Portfolio turnover	1.42%	(c)	6.47%	1.96%	13.81%	9.99%	20.53%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
19.24% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,062,510
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	252,933
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,095,260
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	836,790
Charlotte NC Water & Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	765,420
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/AA-*	1,000,000	1,019,040
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/AA-*	1,690,000	1,720,960
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa2/AA-*	1,000,000	1,018,960
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	535,634
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	464,601
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	487,602
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,759,498
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,020,807
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	346,833
NC Eastern Municipal Power Agency Power System	5.000	01/01/2021	AAApre@	1,000,000	1,000,100
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*	1,000,000	1,047,660
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	503,945
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,047,320
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,443,853
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,324,900
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,059,920
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,090,240
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,223,195
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	590,898
University of North Carolina	5.000	10/01/2033	A1	340,000	376,696
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	145,000	149,088
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	235,000	242,922
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	50,000	51,698
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	407,503
Winston Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	50,894

					25,997,677
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.23% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1/AA*/AA+@	225,000	244,656
Iredell County NC Community College	5.000	04/01/2027	Aa1/AA*/AA+@	325,000	352,934
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	555,295
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	552,390
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3/AA*	1,250,000	1,376,325
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	356,894
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1/AA+*	2,000,000	2,367,440
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,106,720
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	864,773
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	116,053
University of NC Chapel Hill	5.000	12/01/2034	Aaa/AAA*	245,000	245,737
University of NC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,308,713
University of NC Charlotte	5.000	04/01/2040	Aa3/A+*	2,650,000	3,063,639
University of NC Charlotte	5.000	04/01/2035	Aa3/A+*	595,000	685,601
University of NC Charlotte	5.000	04/01/2031	Aa3/A+*	750,000	855,510
University of NC Charlotte Improvements	5.000	04/01/2043	Aa3/A+*	1,500,000	1,707,165
University of NC Charlottte	5.000	04/01/2038	Aa3/A+*	1,000,000	1,143,590
University of NC Greensboro	5.000	04/01/2039	Aa3/A*	2,870,000	3,288,877
University of NC Greensboro	5.000	04/01/2036	Aa3/A*	500,000	570,650
University of NC Greensboro	5.000	04/01/2031	Aa3/A*	500,000	577,840
University of NC Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,053,594
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A2	500,000	573,975
University of North Carolina	5.000	10/01/2033	A1	660,000	716,958

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Western Carolina University	5.000%	10/01/2045	Aa3	$825,000	$948,494

					24,633,822
MUNICIPAL UTILITY REVENUE BONDS
15.69% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3/AA-*	500,000	596,265
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa1/AA+*/AA+@	550,000	636,906
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2/AA-*/AA@	570,000	677,502
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2/AA-*/AA@	250,000	296,018
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	871,298
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,306,009
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,095,813
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,447,738
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,154,611
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	566,565
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3/AA-*/AAApre@	1,150,000	1,532,755
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAApre@	1,000,000	1,100,440
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	315,497
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,798,253
NC State Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*/A@	500,000	593,925
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	1,065,857
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	121,186
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	820,248
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	786,450
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,415,880

					21,199,213
HOSPITAL AND HEALTHCARE BONDS
12.69% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,667,940
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3/AA-*	450,000	466,790
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,157,024
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3/AA-*	750,000	818,498
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	570,805
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,845,701
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2/AA-*/AA-@	500,000	558,990
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2/AA-*/AA-@	750,000	864,488
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1/A+*	1,385,000	1,562,252
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1/A+*	1,000,000	1,101,200
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3/AA-*/AA-@	2,500,000	2,874,225
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2/A*	645,000	727,354
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2/A*	1,000,000	1,130,060
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2/A*	1,225,000	1,351,200
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2/A*	405,000	437,064

					17,133,589
REFUNDING BONDS
9.34% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2/AA+*	1,000,000	1,179,160
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	840,000	969,049
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa2/AA+*/AA+@	750,000	873,578
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,583,375
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	842,030
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,002,940
Chatham County NC	5.000	11/01/2032	Aa2/AA+*	825,000	983,953
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	113,971

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Durham Capital Financing Corporation Limited Obligation	5.000%	06/01/2034	Aa1/AA+*	$500,000	$581,560
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	657,278
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	594,547
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	575,330
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3/A+*	500,000	570,580
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3/A+*	250,000	304,085
Sampson County NC Limited Obligation	5.000	12/01/2033	A1/A*	975,000	1,145,742
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	493,895
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1/AA*/AA+@	125,000	154,794

					12,625,865
PUBLIC FACILITIES REVENUE BONDS
7.52% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	994,689
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	385,260
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	250,000	297,103
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3/AA*	500,000	595,150
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	303,104
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	114,503
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3/A+*	500,000	578,515
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1/AA+*	550,000	591,806
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3/AA-*	500,000	590,490
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1/AA+*/AA+@	1,420,000	1,677,815
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	573,135
Wake County NC Limited Obligation Bonds	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,673,145
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	862,425
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	926,400

					10,163,540
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.63% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	288,438
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa2/AA+*	600,000	711,864
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	365,000	431,058
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	286,358
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	1,100,000	1,284,811
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	397,470
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	554,975
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1/AA+*/AA+@	750,000	849,210
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	269,943
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1/AA+*/AA+@	620,000	627,961
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2/AA+*/AA+@	500,000	555,410

					6,257,496
SCHOOL IMPROVEMENT BONDS
4.16% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3/AA*	250,000	296,610
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3/AA*	250,000	295,018
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	794,438
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	328,533
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	577,324
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,331,586
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3/AA-*	500,000	587,775
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1/A+*	350,000	409,864

					5,621,147
AIRPORT BONDS
3.53% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,063,270
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3/A+*/A+@	1,095,000	1,297,017
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	268,422

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Raleigh Durham NC Airport	5.000%	05/01/2036	Aa3/AA-@	$1,480,000	$1,650,999
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	495,686

					4,775,394
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.78% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2/AA*/A+@	200,000	234,466
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	578,040
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,592,598

					2,405,104
LEASE REVENUE BONDS
1.31% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	1,500,000	1,764,330

MISCELLANEOUS REVENUE BONDS
.43% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2/AA+*/AA@	500,000	585,970

Total Investments 98.55% of Net Assets (cost $126,978,829) (See (a) below for further explanation)					$133,163,147

Other assets in excess of liabilities 1.45%					1,963,160

Net Assets 100%					$135,126,307

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $126,975,977 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,220,456
Unrealized depreciation	(33,286)

Net unrealized appreciation	$6,187,170

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	133,163,147
Level 3	Significant Unobservable Inputs	—

$133,163,147

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $126,978,829)		$133,163,147
Cash		853,290
Receivable for fund shares sold		179,950
Interest receivable		1,418,569

Total assets		135,614,956
LIABILITIES:
Payable for:
Distributions to shareholders	327,597
Fund shares redeemed	68,246
Investment advisory fee	56,171
Transfer agent fee	24,605
Accrued expenses	12,030

Total liabilities		488,649

NET ASSETS:
Capital		129,504,841
Accumulated net investment income		2,852
Accumulated net realized loss on investment transactions		(565,704)
Net unrealized appreciation in value of investments		6,184,318

Net assets at value		$135,126,307

NET ASSET VALUE, offering price and redemption price per share (11,547,672 shares outstanding; unlimited number of shares authorized; no par value)		$11.70

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$2,339,808

Expenses:
Investment advisory fee	312,139
Transfer agent fee	79,550
Custodian expense	9,960
Professional fees	13,815
Trustees fees	6,370
Other expenses	24,989

Total expenses	446,823
Custodian expense reduction	(53)

Net expenses	446,770

Net investment income	1,893,038

Realized and unrealized gain on investments:
Net realized gain	891
Net change in unrealized appreciation/depreciation	1,883,403

Net realized and unrealized gain on investments	1,884,294

Net increase in net assets resulting from operations	$3,777,332

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$1,893,038	$3,363,838
Net realized gain on investments	891	14,631
Net change in unrealized appreciation/depreciation	1,883,403	(437,611)

Net increase in net assets resulting from operations	3,777,332	2,940,858
Distributions from net investment income	(1,892,751)	(3,362,896)
Net fund share transactions (Note 4)	9,524,395	25,260,770

Total increase	11,408,976	24,838,732
Net assets:
Beginning of year	123,717,331	98,878,599

End of period	$135,126,307	$123,717,331

Accumulated Net Investment Income	$2,852	$2,565

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.53		$11.54	$11.31	$11.59	$10.92	$11.01

Income from investment operations:
Net investment income	0.17		0.36	0.37	0.36	0.39	0.40
Net gains/(losses) on securities	0.17		(0.01)	0.24	(0.26)	0.67	(0.09)

Total from investment operations	0.34		0.35	0.61	0.10	1.06	0.31
Less distributions:
Distributions from net investment income	(0.17)		(0.36)	(0.37)	(0.36)	(0.39)	(0.40)
Distributions from capital gains	—		—	(0.01)	(0.02)	—	—

Total distributions	(0.17)		(0.36)	(0.38)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$11.70		$11.53	$11.54	$11.31	$11.59	$10.92

Total return	3.00%	(b)	3.00%	5.57%	0.76%	9.87%	2.90%
Net assets, end of period (in thousands)	$135,126		$123,717	$98,879	$95,127	$88,304	$75,312
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.71%	0.72%	0.71%	0.71%	0.70%
Ratio of gross expenses to average net assets	0.70%	(c)	0.71%	0.72%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	2.98%	(c)	3.04%	3.29%	3.07%	3.46%	3.69%
Portfolio turnover	0.60%	(b)	4.56%	9.73%	3.59%	5.94%	14.16%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.08% of Net Assets
Brunswick County NC Community College	4.250%	05/01/2022	Aa2/AA+*/AA@	$125,000	$130,895
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	182,052
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	460,328
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	223,144
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	100,768
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	215,666
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa2/AA-*	425,000	432,914
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	190,493
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	263,775
NC Eastern Municipal Power Agency	5.000	01/01/2020	AAA@	250,000	250,025
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/AAA@	550,000	596,970
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*	100,000	101,883
NC Infrastructure Certificates of Participation	5.000	02/01/2020	Aa1/AA+*	425,000	444,355
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	158,082
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	50,236
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*	100,000	109,323
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*	155,000	174,567
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/AA-*	140,000	142,673
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	209,354
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	106,796
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	221,179
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	107,892
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	211,832
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	423,732
Union County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA*	250,000	254,718
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	304,802
University of North Carolina	4.250	10/01/2021	A1	20,000	21,753

					6,090,205
MUNICIPAL UTILITY REVENUE BONDS
19.75% of Net Assets
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	422,940
Gastonia North Carolina Combined Utilities System	4.000	05/01/2023	Aa2/AA-*/AA@	150,000	172,463
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA*	100,000	107,831
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	725,038
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	229,620
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	411,961
NC Eastern Municipal Power Agency	4.000	01/01/2016	AAA@	95,000	95,010
NC Eastern Municipal Power Agency	5.000	01/01/2016	AAA@	50,000	50,005
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	277,611
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	147,319
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	157,734
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	110,485
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	A2/A*	130,000	135,805
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2/A*	205,000	226,927
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	A2/A*	95,000	102,837
NC Municipal Power Agency #1 Catawba Electric	4.000	01/01/2016	A2/A*/AAA@	100,000	100,010
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	125,013
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	160,233
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1/AA*/AA@	100,000	113,617
Wilson NC Certificates of Participation**	5.000	05/01/2016	A1/AA*	200,000	202,924
Wilson NC Certificates of Participation**	5.000	05/01/2018	A1/AA*	160,000	168,344
Wilson NC Certificates of Participation**	5.000	05/01/2022	A1/AA*	350,000	366,912

					4,610,636

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
17.72% of Net Assets
Bertie County Limited Obligatin	4.000%	06/01/2022	A1/A*	$200,000	$222,952
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	172,604
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	141,431
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa2/AA+*/AA+@	100,000	112,327
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa2/AA+*/AA+@	625,000	753,156
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	377,066
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2/AA*	185,000	198,875
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	395,675
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	108,819
Durham NC Refunding	5.000	09/01/2022	Aaa/AAA*/AAA@	125,000	152,566
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	230,424
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2/AA+*/AA+@	250,000	304,993
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	241,733
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3/A+*	250,000	300,003
Sampson County NC Limited Obligation	5.000	12/01/2023	A1/A*	165,000	199,596
Union County NC Limited Obligation	3.000	12/01/2018	Aa1/AA*/AA+@	100,000	105,085
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	119,516

					4,136,819
PUBLIC FACILITIES REVENUE BONDS
9.84% of Net Assets
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	125,543
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	191,714
Charlotte NC Certificates of Participation	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	270,799
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	116,784
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	489,079
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	270,266
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	236,410
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	62,779
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	101,644
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	324,082
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	107,223

					2,296,323
SCHOOL IMPROVEMENT BONDS
7.68% of Net Assets
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	126,106
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	50,455
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	183,386
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	156,401
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	110,945
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	253,065
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	203,818
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	130,206
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	165,285
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3/AA-*	250,000	300,500
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	113,037

					1,793,204
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.48% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	163,649
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	156,899
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	114,403
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	405,510
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	127,307
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3/AA*	145,000	160,445
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2/AA+*/AA+@	125,000	151,783

					1,279,994

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE BONDS
4.95% of Net Assets
Charlotte-Mecklenburg Hospital	5.000%	01/15/2019	Aa3/AA-*	$200,000	$208,844
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	159,126
Charlotte-Mecklenburg Hospital	5.000	01/15/2018	Aa3/AA-*	200,000	208,864
NC Medical Care Caromont Health	3.250	02/15/2018	A1/AA*	370,000	385,766
NC Medical Care Duke University	5.000	06/01/2026	Aa2/AA*/AA@	165,000	192,504

					1,155,104
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.43% of Net Assets
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	258,428
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	237,790
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	104,353
University of NC at Greensboro	5.000	04/01/2025	Aa3/A*	100,000	115,309
University of North Carolina	4.250	10/01/2021	A1	80,000	85,904

					801,784
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.48% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2/AA*/A+@	310,000	345,160

LEASE REVENUE BONDS
1.18% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	274,433

AIRPORT BONDS
.92% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	101,793
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	112,829

					214,622
ESCROWED TO MATURITY BONDS
.65% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	47,105
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	AAA@	70,000	73,154
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	32,556

					152,815
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.46% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2/AA*	105,000	107,040

Total Investments 99.62% of Net Assets (cost $22,730,112) (See (a) below for further explanation)					$23,258,139

Other assets in excess of liabilities .38%					89,507

Net Assets 100%					$23,347,646

*	Standard and Poor’s Corporation
**	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $22,730,112 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$529,819
Unrealized depreciation	(1,792)

Net unrealized appreciation	$528,027

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2015

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	23,258,139
Level 3	Significant Unobservable Inputs	—

$23,258,139

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $22,730,112)		$23,258,139
Cash		719
Interest receivable		224,293

Total assets		23,483,151
LIABILITIES:
Payable for:
Distributions to shareholders	6,490
Fund shares redeemed	3,297
Investment advisory fee	9,838
Transfer agent fee	2,863
Trustees fees	951
Notes payable	99,000
Accrued expenses	13,066

Total liabilities		135,505

NET ASSETS:
Capital		22,821,122
Accumulated net realized loss on investment transactions		(1,503)
Net unrealized appreciation in value of investments		528,027

Net assets at value		$23,347,646

NET ASSET VALUE, offering price and redemption price per share (2,130,682 shares outstanding; unlimited number of shares authorized; no par value)		$10.96

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$292,662

Expenses:
Investment advisory fee	59,932
Transfer agent fee	17,400
Custodian expense	4,691
Pricing fees	5,027
Professional fees	2,678
Trustees fees	1,234
Other expenses	8,759

Total expenses	99,721
Custodian expense reduction	(25)

Net expenses	99,696

Net investment income	192,966

Realized and unrealized gain on investments:
Net realized gain	23
Net change in unrealized appreciation/depreciation	42,257

Net realized and unrealized gain on investments	42,280

Net increase in net assets resulting from operations	$235,246

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$192,966	$427,514
Net realized gain on investments	23	1,485
Net change in unrealized appreciation/depreciation	42,257	(274,238)

Net increase in net assets resulting from operations	235,246	154,761
Distributions from net investment income	(192,966)	(427,514)
Net fund share transactions (Note 4)	(1,157,742)	(1,215,800)

Total decrease	(1,115,462)	(1,488,553)
Net assets:
Beginning of year	24,463,108	25,951,661

End of period	$23,347,646	$24,463,108

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.94		$11.06	$11.00	$11.23	$10.93	$10.78

Income from investment operations:
Net investment income	0.09		0.19	0.20	0.21	0.24	0.26
Net gains/(losses) on securities	0.02		(0.12)	0.08	(0.21)	0.30	0.15

Total from investment operations	0.11		0.07	0.28	0.00	0.54	0.41
Less distributions:
Distributions from net investment income	(0.09)		(0.19)	(0.20)	(0.21)	(0.24)	(0.26)
Distributions from capital gains	—		—	(0.02)	(0.02)	—	—

Total distributions	(0.09)		(0.19)	(0.22)	(0.23)	(0.24)	(0.26)

Net asset value, end of period	$10.96		$10.94	$11.06	$11.00	$11.23	$10.93

Total return	1.00%	(b)	0.60%	2.53%	(0.06)%	4.98%	3.86%
Net assets, end of period (in thousands)	$23,348		$24,463	$25,952	$26,333	$24,734	$22,079
Ratio of net expenses to average net assets (a)	0.84%	(c)	0.83%	0.81%	0.78%	0.78%	0.77%
Ratio of gross expenses to average net assets	0.84%	(c)	0.83%	0.81%	0.78%	0.78%	0.77%
Ratio of net investment income to average net assets	1.62%	(c)	1.69%	1.80%	1.87%	2.15%	2.41%
Portfolio turnover	5.34%	(b)	9.79%	7.10%	10.19%	12.31%	5.15%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
40.92% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$795,045
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,753,842
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*/AA+@	250,000	298,158
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*/AA+@	1,825,000	2,144,302
Citizens Gas Utility DistrictTN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	272,878
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,153,740
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	547,522
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,282,300
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa3/AA-@	1,000,000	1,135,630
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	575,070
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,238,816
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,008,050
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	932,565
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,049,810
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	772,878
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	580,350
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,129,020
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,505,356
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,135,960
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	299,870
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	297,650
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	788,200
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2/AA+*	225,000	271,503
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2/AA+*	1,250,000	1,488,450
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,486,945
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	500,000	588,100
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*/AA+@	500,000	581,980
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*/AA+@	500,000	598,770
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,846,408
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3/AA-*	575,000	668,058
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3/AA-*	2,265,000	2,577,004
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3/AA-*	500,000	588,745
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2/AA*	1,125,000	1,272,848
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	561,480
West Wilson Utility District TN Waterworks	4.750	06/01/2028	Aa3	2,460,000	2,595,866
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,329,354
White House Utility District TN Water & Sewer**	5.000	01/01/2028	Aa3	1,235,000	1,280,633
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,593,978

					46,027,131
PREREFUNDED BONDS
15.09% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA+@	250,000	271,885
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,336,513
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	280,623
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,746,477
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,073,190
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	190,000	190,391
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,069,772
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	500,222
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,243,270
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	216,958
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	37,012
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,263,689
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	216,783
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,092,740

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TN State School Board Authority Higher Education Facilities	5.000%	05/01/2034	Aa1/AA*/AA+@	$500,000	$563,295
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*	1,425,000	1,445,905
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	257,240
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*	1,065,000	1,166,058

					16,972,022
PUBLIC FACILITIES REVENUE BONDS
12.46% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA-*	100,000	112,325
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,677,390
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	829,290
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	852,570
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	569,385
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2/AA*	800,000	941,056
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1/A*	630,000	707,194
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,734,000
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3/AA-*	755,000	856,170
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	700,686
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,629,418
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,450,826
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	952,434

					14,012,744
HOSPITAL AND HEALTHCARE BONDS
8.48% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A2/A*/A+@	500,000	550,770
Jackson TN Hospital Revenue Jackson Madison County Hospital	5.000	04/01/2036	A1/A+*	500,000	562,590
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,652,115
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1/A+*	750,000	844,193
Shelby County TN Health Education and Housing Facilities**	5.000	07/01/2031	Aa1/AAA@	4,750,000	4,850,320
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1/AA*	1,000,000	1,080,970

					9,540,958
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.94% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	228,280
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,132,230
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,346,202
Shelby County TN Health Education & Housing Facilities Board Rhodes	5.000	08/01/2030	A1/A+*	500,000	568,380
Shelby County TN Health Education & Housing Facilities Board Rhodes	5.000	08/01/2040	A1/A+*	650,000	751,699
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,127,970
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1/AA*/AA+@	250,000	295,990
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1/AA*/AA+@	2,000,000	2,360,780

					7,811,531
REFUNDING BONDS
6.57% of Net Assets
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,065,050
Greene County TN General Obligation — Series B	5.000	06/01/2024	A1	505,000	514,337
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	114,212
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	582,110
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	286,685
Memphis TN Refunding	5.000	04/01/2035	Aa2/AA*	250,000	290,055
Memphis TN Refunding	5.000	04/01/2033	Aa2/AA*	250,000	292,060
Memphis TN Refunding	5.000	04/01/2040	Aa2/AA*	500,000	572,190
Memphis TN Refunding	5.000	04/01/2030	Aa2/AA*	1,000,000	1,175,510

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pigeon Forge TN Refunding Series A	4.900%	06/01/2028	Aa3/AA*	$1,000,000	$1,081,880
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,414,716

					7,388,805
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.43% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Baa2	160,000	160,021
TN Housing Development Agency	5.000	07/01/2029	Aa1/AA+*	400,000	412,980
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	10,000	10,065
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	530,000	552,228
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,010,000	1,059,207
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	500,000	533,675

					2,728,176
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.06% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	706,994
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	959,531
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	654,360

					2,320,885
SCHOOL IMPROVEMENT BONDS
2.02% of Net Assets
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	692,111
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,576,407

					2,268,518
AIRPORT BONDS
1.81% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1/A+*	250,000	292,417
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1/A+*	700,000	808,101
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1/A+*	800,000	939,360

					2,039,878
INDUSTRIAL REVENUE BONDS
0.86% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA*	850,000	965,311

ESCROWED TO MATURITY BONDS
.07% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	80,000	80,208

Total Investments 99.71% of Net Assets (cost $106,034,130) (See (a) below for further explanation)					$112,156,167

Other assets in excess of liabilities .29%					328,555

Net Assets 100%					$112,484,722

*	Standard and Poor’s Corporation
**	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $106,034,130 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,122,782
Unrealized depreciation	(745)

Net unrealized appreciation	$6,122,037

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	112,156,167
Level 3	Significant Unobservable Inputs	—

$112,156,167

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $106,034,130)		$112,156,167
Cash		27,342
Interest receivable		1,424,043

Total assets		113,607,552
LIABILITIES:
Payable for:
Distributions to shareholders	258,109
Fund shares redeemed	151,167
Investment advisory fee	48,610
Transfer agent fee	12,181
Trustees fees	2,397
Notes Payable	604,000
Accrued expenses	46,366

Total liabilities		1,122,830

NET ASSETS:
Capital		106,961,551
Accumulated net realized loss on investment transactions		(598,866)
Net unrealized appreciation in value of investments		6,122,037

Net assets at value		$112,484,722

NET ASSET VALUE, offering price and redemption price per share (9,656,615 shares outstanding; unlimited number of shares authorized; no par value)		$11.65

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$2,064,597

Expenses:
Investment advisory fee	275,428
Transfer agent fee	69,761
Custodian expense	10,370
Professional fees	12,256
Trustees fees	5,615
Other expenses	20,074

Total expenses	393,504
Custodian expense reduction	(57)

Net expenses	393,447

Net investment income	1,671,150

Realized and unrealized gain on investments:
Net realized gain	41,288
Net change in unrealized appreciation/depreciation	1,258,650

Net realized and unrealized gain on investments	1,299,938

Net increase in net assets resulting from operations	$2,971,088

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$1,671,150	$3,376,320
Net realized gain on investments	41,288	29,899
Net change in unrealized appreciation/depreciation	1,258,650	(391,648)

Net increase in net assets resulting from operations	2,971,088	3,014,571
Distributions from net investment income	(1,671,150)	(3,376,320)
Net fund share transactions (Note 4)	1,512,536	5,139,706

Total increase	2,812,474	4,777,957
Net assets:
Beginning of year	109,672,248	104,894,291

End of period	$112,484,722	$109,672,248

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.51		$11.55	$11.27	$11.56	$11.04	$11.04

Income from investment operations:
Net investment income	0.17		0.36	0.37	0.36	0.40	0.41
Net gains/(losses) on securities	0.14		(0.04)	0.28	(0.29)	0.52	0.00

Total from investment operations	0.31		0.32	0.65	0.07	0.92	0.41
Less distributions:
Distributions from net investment income	(0.17)		(0.36)	(0.37)	(0.36)	(0.40)	(0.41)

Net asset value, end of period	$11.65		$11.51	$11.55	$11.27	$11.56	$11.04

Total return	2.75%	(c)	2.77%	5.86%	0.56%	8.44%	3.78%
Net assets, end of period (in thousands)	$112,485		$109,672	$104,894	$105,696	$100,583	$91,740
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.70%	0.71%	0.65%	0.70%	0.69%
Ratio of gross expenses to average net assets	0.71%	(d)	0.70%	0.71%	0.69%	0.70%	0.69%
Ratio of net investment income to average net assets	3.02%	(d)	3.08%	3.25%	3.10%	3.50%	3.68%
Portfolio turnover	2.50%	(c)	7.01%	14.44%	7.37%	8.39%	6.38%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.10% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2021	AA+*/AA+@	$400,000	$435,016
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	210,656
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	208,033
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	281,998
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	156,926
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	37,046
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2/AA*	215,000	227,571
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2/AA*	200,000	216,258
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	267,800
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	364,116

					2,405,420
PUBLIC FACILITIES REVENUE BONDS
16.41% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3/AA*	100,000	118,049
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	109,925
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	244,281
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	295,347
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	105,526
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3/AA-*	195,000	235,722
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3/AA-*	125,000	150,708
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3/AA-*	190,000	231,008
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	204,367
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	175,678

					1,870,610
REFUNDING BONDS
12.76% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2/AA*	350,000	429,758
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2/AA*	100,000	112,849
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	110,000	121,217
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2/AA*	175,000	202,715
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	158,151
Rhea County TN	3.000	04/01/2018	A1	200,000	207,604
Unicoi County TN Refunding	5.250	04/01/2019	A1/AA-*	200,000	221,816

					1,454,109
MUNICIPAL UTILITY REVENUE BONDS
12.68% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	267,303
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*/AA+@	250,000	307,245
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	181,175
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	66,880
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	103,664
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	53,725
Metropolitan Government Nashville & Davidson County TN Water& Sewer	5.000	07/01/2026	Aa3/AA-*	100,000	120,180
Metropolitan Government Nashville & Davidson County TN Water& Sewer	5.250	01/01/2019	Aa2/AA*	125,000	140,070
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA*	100,000	104,151
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	101,404

					1,445,797
SCHOOL IMPROVEMENT BONDS
7.92% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	293,735
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	224,444

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rhea County TN	4.000%	04/01/2025	A1	$250,000	$274,450
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	109,733

					902,362
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.84% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	150,000	163,649
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	196,194
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	152,502
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	110,187
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	107,247
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	163,799

					893,578
HOSPITAL AND HEALTHCARE BONDS
6.32% of Net Assets
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1/AA*	400,000	433,640
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	286,852

					720,492
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.93% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	382,277
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	149,194
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1/A+*	120,000	144,316

					675,787
STATE AND LOCAL MORTGAGE/HOUSING BONDS
3.11% of Net Assets
TN Housing Development Agency	4.800	07/01/2024	Aa1/AA+*	130,000	133,465
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	220,000	221,489

					354,954
AIRPORT BONDS
1.00% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1/A+*	100,000	114,540

ESCROWED TO MATURITY BONDS
.23% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	26,332

Total Investments 95.30% of Net Assets (cost $10,575,998) (See (a) below for further explanation)					$10,863,981

Other assets in excess of liabilities 4.70%					535,326

Net Assets 100%					$11,399,307

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,575,998 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$290,131
Unrealized depreciation	(2,148)

Net unrealized appreciation	$287,983

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2015

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,863,981
Level 3	Significant Unobservable Inputs	—

$10,863,981

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,575,998)		$10,863,981
Cash		426,071
Interest receivable		126,839

Total assets		11,416,891
LIABILITIES:
Payable for:
Distributions to shareholders	2,473
Fund shares redeemed	2,156
Investment advisory fee	5,225
Transfer agent fee	1,576
Trustees fees	518
Accrued expenses	5,636

Total liabilities		17,584

NET ASSETS:
Capital		11,368,854
Accumulated net realized loss on investment transactions		(257,530)
Net unrealized appreciation in value of investments		287,983

Net assets at value		$11,399,307

NET ASSET VALUE, offering price and redemption price per share (1,053,425 shares outstanding; unlimited number of shares authorized; no par value)		$10.82

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$132,013

Expenses:
Investment advisory fee	28,312
Transfer agent fee	8,494
Custodian expense	3,933
Professional fees	1,237
Trustees fees	2,079
Other expenses	4,924

Total expenses	48,979
Custodian expense reduction	(20)

Net expenses	48,959

Net investment income	83,054

Realized and unrealized gain on investments:
Net realized gain	—
Net change in unrealized appreciation/depreciation	84,423

Net realized and unrealized loss on investments	84,423

Net increase in net assets resulting from operations	$167,477

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$83,054	$178,683
Net realized gain on investments	—	485
Net change in unrealized appreciation/depreciation	84,423	(78,224)

Net increase in net assets resulting from operations	167,477	100,944
Distributions from net investment income	(83,054)	(178,683)
Net fund share transactions (Note 4)	281,412	326,636

Total increase	365,835	248,897
Net assets:
Beginning of year	11,033,472	10,784,575

End of period	$11,399,307	$11,033,472

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.74		$10.81	$10.75	$11.01	$10.85	$10.82

Income from investment operations:
Net investment income	0.08		0.18	0.19	0.20	0.24	0.26
Net gains/(losses) on securities both realized and unrealized	0.08		(0.07)	0.06	(0.26)	0.16	0.03

Total from investment operations	0.16		0.11	0.25	(0.06)	0.40	0.29
Less distributions:
Distributions from net investment income	(0.08)		(0.18)	(0.19)	(0.20)	(0.24)	(0.26)

Net asset value, end of period	$10.82		$10.74	$10.81	$10.75	$11.01	$10.85

Total return	1.49%	(b)	0.99%	2.36%	(0.53)%	3.74%	2.72%
Net assets, end of period (in thousands)	$11,399		$11,033	$10,785	$11,021	$12,026	$9,889
Ratio of net expenses to average net assets (a)	0.87%	(c)	0.85%	0.86%	0.86%	0.87%	0.80%
Ratio of gross expenses to average net assets	0.87%	(c)	0.85%	0.86%	0.86%	0.87%	0.82%
Ratio of net investment income to average net assets	1.47%	(c)	1.64%	1.78%	1.86%	2.21%	2.40%
Portfolio turnover	3.83%	(b)	14.32%	11.38%	20.56%	1.86%	18.32%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
55.74% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa/AA+*/AAA@	$1,500,000	$1,778,259
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	431,693
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,219,212
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,360,786
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,354,264

					10,144,214
FEDERAL HOME LOAN BANK
34.47% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,120,908
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,138,777
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	579,951
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,433,098

					6,272,734
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.72% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,224,215

Total Investments 96.93% of Net Assets (cost $16,647,056) (See (a) below for further explanation)					$17,641,163

Other liabilities in excess of assets 3.07%					557,876

Net Assets 100%					$18,199,039

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $16,647,056 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$994,107
Unrealized depreciation	—

Net unrealized appreciation	$994,107

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	17,641,163
Level 3	Significant Unobservable Inputs	—

$17,641,163

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $16,647,056)		$17,641,163
Cash		403,825
Interest receivable		181,199

Total assets		18,226,187
LIABILITIES:
Payable for:
Distributions to shareholders	7,675
Fund shares redeemed	368
Investment advisory fee	3,096
Transfer agent fee	4,752
Trustee fee	1,268
Accrued expenses	9,989

Total liabilities		27,148

NET ASSETS:
Capital		17,476,372
Accumulated net realized loss on investment transactions		(271,440)
Net unrealized appreciation in value of investments		994,107

Net assets at value		$18,199,039

NET ASSET VALUE, offering price and redemption price per share (1,766,549 shares outstanding; unlimited number of shares authorized; no par value)		$10.30

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$280,877

Expenses:
Investment advisory fee	18,648
Transfer agent fee	13,986
Custodian expense	4,300
Professional fees	2,123
Postage expense	2,513
Pricing	2,513
Trustees fees	983
Other expenses	3,934

Total expenses	49,000
Custodian expense reduction	(25)

Net expenses	48,975

Net investment income	231,902

Realized and unrealized gain on investments:
Net realized gain	12,466
Net change in unrealized appreciation/depreciation	5,447

Net realized and unrealized gain on investments	17,913

Net increase in net assets resulting from operations	$249,815

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$231,902	$535,178
Net realized gain/(loss) on investments	12,466	(22,908)
Net change in unrealized appreciation/depreciation	5,447	130,410

Net increase in net assets resulting from operations	249,815	642,680
Distributions from net investment income	(231,902)	(535,178)
Net fund share transactions (Note 4)	(546,751)	(2,603,197)

Total decrease	(528,838)	(2,495,695)
Net assets:
Beginning of year	18,727,877	21,223,572

End of period	$18,199,039	$18,727,877

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,
			2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.29		$10.25	$10.05	$10.58	$9.96	$10.24

Income from investment operations:
Net investment income	0.13		0.26	0.28	0.30	0.34	0.35
Net gains/(losses) on securities	0.01		0.04	0.20	(0.53)	0.62	(0.28)

Total from investment operations	0.14		0.30	0.48	(0.23)	0.96	0.07
Less distributions:
Distributions from net investment income	(0.13)		(0.26)	(0.28)	(0.30)	(0.34)	(0.35)

Net asset value, end of period	$10.30		$10.29	$10.25	$10.05	$10.58	$9.96

Total return	1.36%	(b)	2.96%	4.89%	(2.34)%	9.72%	0.71%
Net assets, end of period (in thousands)	$18,199		$18,728	$21,224	$23,395	$25,830	$25,004
Ratio of net expenses to average net assets (a)	0.53%	(c)	0.51%	0.56%	0.48%	0.52%	0.46%
Ratio of gross expenses to average net assets	0.53%	(c)	0.51%	0.56%	0.54%	0.52%	0.46%
Ratio of net investment income to average net assets	2.50%	(c)	2.54%	2.81%	2.77%	3.25%	3.48%
Portfolio turnover	0.00%	(b)	2.44%	15.33%	16.02%	8.94%	72.86%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
32.63% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2/AA+*	$250,000	$286,453
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	172,899
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2/AA*	240,000	291,756
Grand Junction CO Certificatesof Participation Build America	7.500	12/01/2030	A+*	500,000	579,320
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1/A*	285,000	368,417
Metropolitan Government Nashville & Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	159,821
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	862,620
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1/AA-*	225,000	235,346
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	78,574
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	827,782

					3,862,987
MUNICIPAL UTILITY REVENUE BONDS
25.98% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	569,655
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA*	40,000	46,574
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	66,769
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	554,255
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	262,102
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	381,333
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	538,280
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	481,108
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	62,672
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,784

					3,074,532
SCHOOL IMPROVEMENT BONDS
13.67% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	857,385
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	472,232
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3/A+*	250,000	288,453

					1,618,070
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.31% of Net Assets
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa1/AAA*	20,000	21,761
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A*/A+@	250,000	294,693
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	554,650
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2/AA*	250,000	274,273
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	74,563

					1,219,939
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.84% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	336,762
Washoe County NV Highway Revenue	7.969	02/01/2040	A1/A+*	370,000	472,849

					809,611
HOSPITAL AND HEALTHCARE BONDS
4.21% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2/AA@	185,000	219,464
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	278,723

					498,186
MARINA/PORT AUTHORITY BONDS
2.16% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3/AA*	200,000	256,066

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.07% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746%	05/15/2042	Aa2/AA-*	$100,000	$126,109

Total Investments 96.87% of Net Assets (cost $10,233,503) (See (a) below for further explanation)					$11,465,500

Other assets in excess of liabilities 3.13%					370,113

Net Assets 100%					$11,835,613

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,233,503 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,248,831
Unrealized depreciation	(16,834)

Net unrealized appreciation	$1,231,997

Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,465,500
Level 3	Significant Unobservable Inputs	—

$11,465,500

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,233,503)		$11,465,500
Cash		258,789
Interest receivable		142,760

Total assets		11,867,049
LIABILITIES:
Payable for:
Distributions to shareholders	18,339
Investment advisory fee	5,044
Transfer agent fee	1,465
Trustees fees	430
Accrued expenses	6,158

Total liabilities		31,436

NET ASSETS:
Capital		10,630,485
Accumulated net realized loss on investment transactions		(26,869)
Net unrealized appreciation in value of investments		1,231,997

Net assets at value		$11,835,613

NET ASSET VALUE, offering price and redemption price per share (1,117,460 shares outstanding; unlimited number of shares authorized; no par value)		$10.59

STATEMENT OF OPERATIONS

For the six months ended December 31, 2015

Net investment income:
Interest income	$328,165

Expenses:
Investment advisory fee	29,241
Transfer agent fee	8,772
Custodian expense	3,675
Professional fees	1,314
Trustees fees	605
Pricing	1,759
Other expenses	4,530

Total expenses	49,896
Custodian expense reduction	(18)

Net expenses	49,878

Net investment income	278,287

Realized and unrealized gain on investments:
Net realized gain	—
Net change in unrealized appreciation/depreciation	67,841

Net realized and unrealized gain on investments	67,841

Net increase in net assets resulting from operations	$346,128

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2015 and the year ended June 30, 2015	UNAUDITED

	Six Months Ended 12/31/2015	Year Ended 06/30/2015
Operations:
Net investment income	$278,287	$603,910
Net realized gain on investments	—	10,924
Net change in unrealized appreciation/depreciation	67,841	(65,832)

Net increase in net assets resulting from operations	346,128	549,002
Distributions from net investment income	(278,287)	(603,910)
Net fund share transactions (Note 4)	465,225	(1,011,672)

Total increase/(decrease)	533,066	(1,066,580)
Net assets:
Beginning of year	11,302,547	12,369,127

End of period	$11,835,613	$11,302,547

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2015		For the years ended June 30,				For the period ended June 30, 2011*
			2015	2014	2013	2012
Net asset value, beginning of period	$10.53		$10.57	$10.45	$10.82	$9.65	$10.00

Income from investment operations:
Net investment income	0.25		0.52	0.51	0.51	0.52	0.34
Net gains/(losses) on securities	0.06		(0.04)	0.18	(0.36)	1.17	(0.35)

Total from investment operations	0.31		0.48	0.69	0.15	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.25)		(0.52)	(0.51)	(0.51)	(0.52)	(0.34)
Distributions from capital gains	—		—	(0.06)	(0.01)	—	—

Total distributions	(0.25)		(0.52)	(0.57)	(0.52)	(0.52)	(0.34)

Net asset value, end of period	$10.59		$10.53	$10.57	$10.45	$10.82	$9.65

Total return	3.00%	(b)	4.49%	6.90%	1.35%	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$11,836		$11,303	$12,369	$16,006	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.86%	(c)	0.83%	0.89%	0.83%	0.85%	0.49%	(c)
Ratio of gross expenses to average net assets	0.86%	(c)	0.83%	0.89%	0.83%	0.86%	0.50%	(c)
Ratio of net investment income to average net assets	4.79%	(c)	4.80%	4.95%	4.71%	4.95%	3.71%	(c)
Portfolio turnover	0.21%	(b)	8.45%	9.71%	9.57%	0.00%	89.93%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized
*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

Each Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (U.S. GAAP)

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	Organization and Significant Accounting Policies, continued

measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2015, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ended December 31, 2015.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2015. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2015 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2015, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$9,752
Mississippi Tax-Free Income Series	9,752

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

3.	Purchases and Sales of Securities

During the six months ended December 31, 2015, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,108,569	$350,184
Kentucky Tax-Free Income Series	62,502,455	71,312,461
Kentucky Tax-Free Short-to-Medium Series	14,956,442	11,049,699
Mississippi Tax-Free Income Series	336,511	155,786
North Carolina Tax-Free Income Series	10,494,568	755,891
North Carolina Tax-Free Short-to-Medium Series	1,263,074	2,132,124
Tennessee Tax-Free Income Series	5,283,348	2,339,376
Tennessee Tax-Free Short-to-Medium Series	415,864	460,000
Intermediate Government Bond Series	—	364,710
Taxable Municipal Bond Series	567,545	20,000

4.	Capital Shares

Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	106,901	$1,327,066	348,252	$4,338,373
Shares reinvested	16,107	200,767	32,772	409,254
Shares redeemed	(52,917)	(656,945)	(213,988)	(2,673,213)
Net increase	70,091	$870,888	167,036	$2,074,414

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,128,497	$32,444,868	11,235,815	$89,064,324
Shares reinvested	1,192,912	9,406,042	2,409,836	19,091,862
Shares redeemed	(5,950,728)	(46,763,918)	(10,054,449)	(79,704,854)
Net increase/(decrease)	(629,319)	$(4,913,008)	3,591,202	$28,451,332

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,318,181	$12,442,631	3,001,267	$16,255,332
Shares reinvested	90,389	485,516	207,625	1,123,674
Shares redeemed	(1,418,792)	(7,611,095)	(3,359,239)	(18,194,879)
Net increase/(decrease)	989,778	$5,317,052	(150,347)	$(815,873)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

4.	Capital Shares, continued

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	33,100	$401,327	100,220	$1,222,632
Shares reinvested	4,733	57,743	9,388	114,056
Shares redeemed	(26,883)	(325,585)	(77,047)	(935,063)
Net increase	10,950	$133,485	32,561	$401,625

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,412,434	$16,427,116	3,088,138	$36,022,454
Shares reinvested	105,822	1,234,416	184,173	2,145,388
Shares redeemed	(700,317)	(8,137,137)	(1,109,825)	(12,907,072)
Net increase	817,939	$9,524,395	2,162,486	$25,260,770

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	48,351	$529,250	255,618	$2,817,986
Shares reinvested	14,089	154,484	30,368	334,675
Shares redeemed	(168,086)	(1,841,476)	(396,396)	(4,368,461)
Net decrease	(105,646)	$(1,157,742)	(110,410)	$(1,215,800)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	972,124	$11,263,355	1,037,008	$12,075,002
Shares reinvested	99,039	1,150,310	198,391	2,311,270
Shares redeemed	(939,766)	(10,901,129)	(793,632)	(9,246,566)
Net increase	131,397	$1,512,536	441,767	$5,139,706

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	51,302	$554,428	73,983	$801,525
Shares reinvested	6,353	68,646	13,478	145,797
Shares redeemed	(31,608)	(341,662)	(57,469)	(620,686)
Net increase	26,047	$281,412	29,992	$326,636

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

4.	Capital Shares, continued

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	52,636	$547,138	92,710	$966,480
Shares reinvested	17,603	182,606	41,002	426,297
Shares redeemed	(122,940)	(1,276,495)	(385,931)	(3,995,974)
Net decrease	(52,701)	$(546,751)	(252,219)	$(2,603,197)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2015		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	72,307	$766,990	109,450	$1,178,580
Shares reinvested	16,093	170,925	35,388	381,058
Shares redeemed	(44,566)	(472,690)	(241,897)	(2,571,310)
Net increase/(decrease)	43,834	$465,225	(97,059)	$(1,011,672)

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2015, the Funds’ capital loss carry-forwards expire as follows:

					No Expiration
	2016	2017	2018	2019	Long-term	Short-term	Total
Alabama Tax Free Income Series	$—	$—	$—	$—	$—	$43,422	$43,422
Kentucky Tax-Free Short-to-Medium Series	227,932	223,976	—	—	—	—	451,908
North Carolina Tax-Free Income Series	—	—	—	—	—	566,595	566,595
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	1,526	—	1,526
Tennessee Tax-Free Income Series	—	—	371,142	—	—	269,012	640,154
Tennessee Tax-Free Short-to-Medium Series	23,418	—	—	—	234,112		257,530
Intermediate Government Bond Series	—	—	—	—	140,615	120,261	260,876
Taxable Municipal Bond Series	—	—	—	—	—	14,680	14,680

During the year ended June 30, 2015, the following Funds utilized capital loss carry-forwards as follows:

Amount
Kentucky Tax-Free Short-to-Medium Series	$30,005
Mississippi Tax-Free Income Series	7,068
Tennessee Tax-Free Income Series	29,862

During the year ended June 30, 2015 the following funds had losses expire:

Amount
Kentucky Tax-Free Short-to-Medium Series	$173,224
Tennessee Tax-Free Short-to-Medium Series	25,194
Intermediate Government Bond Series	21,143

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

6.	Federal Income Taxes, continued

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2015 as follows:

Post-October Losses
Intermediate Government Bond Series	$(23,028)
Taxable Municipal Bond Series	(12,189)

During the year ended June 30, 2015, as a result of permanent book to tax differences, certain reclassifications have been made to undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are primarily due to expiration of capital loss carryforwards and the reclass market discount securities upon disposition. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/Loss	Paid in Capital
Kentucky Tax-Free Income Series	$182	$(182)
Kentucky Tax-Free Short-to-Medium Series	173,224	(173,224)
North Carolina Tax-Free Income Series	1,615	(1,615)
Tennessee Tax-Free Short-to-Medium Series	25,194	(25,194)
Intermediate Government Bond Series	21,143	(21,143)

The tax character of distributions paid for the years ended June 30, 2015 and 2014 were as follows:

	2015			2014
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$825,972	$—	$—	$776,616	$—	$29,276
Kentucky Tax-Free Income Series	32,463,029	—	402,816	32,479,238	—	1,302,574
Kentucky Tax-Free Short-to-Medium Series	1,726,545	—	—	1,803,910	—	—
Mississippi Tax-Free Income Series	337,157	—	—	294,715	—	9,925
North Carolina Tax-Free Income Series	3,362,896	—	—	2,991,028	—	112,821
North Carolina Tax-Free Short-to-Medium Series	427,514	—	—	477,000	—	41,274
Tennessee Tax-Free Income Series	3,376,320	—	—	3,330,499	—	—
Tennessee Tax-Free Short-to-Medium Series	178,683	—	—	191,049	—	—
Intermediate Government Bond Series	—	535,178	—	—	611,046	—
Taxable Municipal Bond Series	—	603,910	—	—	666,273	69,960

At June 30, 2015, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$105,643	$—	$1,150,438
Kentucky Tax-Free Income	—	3,237,741	193,248	48,292,581
Kentucky Tax-Free Short-to-Medium	—	52,818	—	1,728,087
Mississippi Tax-Free Income	—	56,131	2,935	459,162
North Carolina Tax-Free Income	—	307,738	—	4,303,480
North Carolina Tax-Free Short-to-Medium	—	6,719	—	485,770
Tennessee Tax-Free Income	—	271,057	—	4,863,387
Tennessee Tax-Free Short-to-Medium	—	2,625	—	203,560
Intermediate Government Bond	8,427	—	—	988,660
Taxable Municipal Bond Series	18,690	—	—	1,164,156

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/(Deficit)
Alabama Tax-Free Income	$(43,422)	$(105,643)	$1,107,016
Kentucky Tax-Free Income		(3,237,741)	48,485,829
Kentucky Tax-Free Short-to-Medium	(451,909)	(52,818)	1,276,178
Mississippi Tax-Free Income	—	(56,193)	462,035
North Carolina Tax-Free Income	(566,595)	(307,738)	3,736,885
North Carolina Tax-Free Short-to-Medium	(1,526)	(6,719)	484,244
Tennessee Tax-Free Income	(640,154)	(271,057)	4,223,233
Tennessee Tax-Free Short-to-Medium	(257,530)	(2,625)	(53,970)
Intermediate Government Bond	(283,906)	(8,427)	704,754
Taxable Municipal Bond Series	(26,869)	(18,690)	1,137,287

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2016, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2015, the Funds had an aggregate unused line of credit amount of $24,297,000. During the six months ended December 31, 2015, the average interest rate on borrowings was 3.26% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$1,707
Kentucky Tax Free Income Series	29,125
Kentucky Tax-Free Short-to-Medium Series	14,674
Mississippi Tax-Free Income Series	582
North Carolina Tax-Free Income Series	2,234
North Carolina Tax-Free Short-to-Medium Series	7,609
Tennessee Tax-Free Income Series	27,792
Intermediate Government Bond Series	3,391

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months ended December 31, 2015, these credits reduced each of the Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2015

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers of the Trust
Thomas P. Dupree, Sr. 125 South Mill Street Lexington, KY 40507 Age: 85	President	Annual Term; 36 Years of Service	Chairman, Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 53	Executive Vice President	Annual Term; 10 Years of Service	President, Dupree & Company, Inc. (broker/dealer/investment adviser);	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 54	Vice President, Secretary, Treasurer	Annual Term; 17 Years of Service as Vice President, 15 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A
Vince Harrison 125 South Mill Street Lexington, KY 40507 Age: 44	Assistant Secretary, Assistant Treasurer	Annual Term First Year of Service	Vice President, Dupree & Company, Inc. (broker/dealer/investment adviser).	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 64	Compliance Officer; elected by Trustees	Annual Term; 11 Years of Service	Attorney at Law, Darsie & Elste; Anstruther Farm (cattle farming)	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave, #510 Lexington, KY 40502 Age: 75	Chairman, Trustee	Annual Term; 14 Years of Service as Chairman; 27 Years of Service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio (1988-present); Mercedes-Benz of West Chester, Ohio (2003-present)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 53	Trustee	Annual Term; 8 Years of Service	President, CJN Advisors, LLC (2013-present; business consulting); President, Blue Horse Entries, LLC (2014-present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank, Lexington, KY
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 71	Trustee Chair of Nominating Committee	Annual Term; 13 Years of Service	President, Gess, Mattingly & Atchison, P.S.C. (1994-present; law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 64	Trustee Chair of Valuation Committee	Annual Term; 4 Years of Service	AJ Marketing Partners (self-employed marketing consultant; 1987-present)	10	N/A
Marc A. Mathews, CPA, CTP 2104 Lakeside Drive Lexington, KY 40502 Age: 57	Trustee Chair of Audit committee	Annual Term; 4 Years of Service	Vice President for Finance and Business, Transylvania University (2009-present)	10	Director, Bank of the Bluegrass

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2015

Trustee and officer information, continued

As of December 31, 2015, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2015, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2015

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2015	Beginning Account Value July 1, 2015*	Ending Account Value December 31, 2015**	Expenses Paid During the Six Months Ended December 31, 2015
Alabama Tax-Free Income Series
Actual	.72%	$1,000.00	$1,013.96	$3.64
Hypothetical	.72	1,000.00	1,025.21	3.66
Kentucky Tax-Free Income Series
Actual	.55	1,000.00	1,012.85	2.80
Hypothetical	.55	1,000.00	1,025.21	2.82
Kentucky Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	1,007.95	3.69
Hypothetical	.73	1,000.00	1,025.21	3.72
Mississippi Tax-Free Income Series
Actual	.71	1,000.00	1,017.24	3.59
Hypothetical	.71	1,000.00	1,025.21	3.61
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,015.12	3.58
Hypothetical	.70	1,000.00	1,025.21	3.59
North Carolina Tax-Free Short-to-Medium Series
Actual	.84	1,000.00	1,005.04	4.23
Hypothetical	.84	1,000.00	1,025.21	4.27
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,013.86	3.61
Hypothetical	.71	1,000.00	1,025.21	3.63
Tennessee Tax-Free Short-to-Medium Series
Actual	.87	1,000.00	1,007.51	4.40
Hypothetical	.87	1,000.00	1,025.21	4.44

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2015

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2015	Beginning Account Value July 1, 2015*	Ending Account Value December 31, 2015**	Expenses Paid During the Six Months Ended December 31, 2015
Intermediate Government Bond Series
Actual	.53%	$1,000.00	$1,013.43	$2.67
Hypothetical	.53	1,000.00	1,025.21	2.70
Taxable Municipal Bond Series
Actual	.86	1,000.00	1,015.12	4.36
Hypothetical	.86	1,000.00	1,025.21	4.38

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 27, 2015. The purpose of the meeting was (i) to elect James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, and Ann Rosenstein Giles as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2016. The results of all matters voted on by shareholders at the Shareholder Meeting held October 27, 2015 were as follows:

A.	Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	91,328,901.496	627,532.197	91,956,433.693
William A. Combs	103,080,041.930	627,532.197	103,707,574.127
C. Timothy Cone	103,237,163.418	627,532.197	103,864,695.615
Ann Rosenstein Giles	102,663,219.912	627,532.197	103,290,752.109
Marc A. Mathews	107,103,047.312	627,532.197	107,730,579.509

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP as independent accountants for the fiscal year 2016:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	99,249,611.415	1,809,191.608	1,051,204.117	102,110,007.140

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	80,712,178.966	17,687,360.412	3,710,467.762	102,110,007.140

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of whom are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On February 8, 2016 the Registrant’s Executive Vice President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 8, 2016 the Registrant’s Executive Vice President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s Executive Vice President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III

Date: February 8, 2016

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 8, 2016